As filed with the Securities and Exchange Commission on April 30, 1999
                                                      Registration No. 033-79906
                                                       Registration No. 811-8550

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [ ]
                         Pre-Effective Amendment No.                  [ ]
                       Post-Effective Amendment No. 9                 [X]
                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Amendment No. 10                        [X]
                        (Check appropriate box or boxes)

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           WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 2
                           (Exact Name of Registrant)

                     WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
                               (Name of Depositor)

                                  400 Broadway
                             Cincinnati, Ohio 45202
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number (513) 629-1800

--------------------------------------------------------------------------------

                                                        Copy to:
DONALD J. WUEBBLING, ESQ.                               MARK H. LONGENECKER, JR.
400 Broadway                                            Frost & Jacobs LLP
Cincinnati, Ohio 45202                                  2500 PNC Center
(Name and Address of Agent for Service)                 201 East Fifth Street
                                                        Cincinnati, Ohio 45202

        Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

     XX immediately upon filing pursuant to paragraph (b) of rule 485 ___ on _______________, 1999 pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

              ----------------------------------------------

Title of Securities Being Registered:

     Touchstone Advisor Variable Annuity Contracts
-----------------------------------------------------------------------------

           WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 2
                  TOUCHSTONE ADVISOR VARIABLE ANNUITY CONTRACT

                  CROSS-REFERENCE SHEET REQUIRED BY RULE 495(A)


FORM N-4 PART A ITEM NO.                                HEADING IN PROSPECTUS
------------------------------------------------------------ -------------------

1.       Cover Page                                         Cover Page

2.       Definitions                                        Glossary

3.       Synopsis
          (a)      Fee and Expense Tables                   Fee and Expense Tables
          (b)      Synopsis                                 Summary

4.       Condensed Financial Information
          (a)      Accumulation Unit Values                 Accumulation Unit Values, Supplement A
          (b)      Performance Information                  Performance Information
          (c)      Financial Statements                     Financial Statements

5.       General Description of Registrant, Depositor and
         Portfolio Companies
          (a)      Depositor                                WSLAC and Separate Account 2
          (b)      Registrant                               WSLAC and Separate Account 2
          (c)      Portfolio Company                        Information about the Investment Options
          (d)      Prospectus                               Information about the Investment Options
          (e)      Voting                                   Voting Rights
          (f)      Administrator                            Service Providers

6.       Deductions and Expenses
          (a)      Deductions                               Charges
          (b)      Sales load                               Not Applicable
          (c)      Special purchase plans                   Purchasing Your Contract
          (d)      Commissions                              Service Providers
          (e)      Portfolio company expenses               Information about the Investment Options
          (f)      Registrant's expenses                    Charges

7.       General Description of Variable Annuity Contracts
          (a)      Rights                                   Other Information about Your Contract
          (b)      Allocations, transfers and exchanges     Purchasing Your Contract, Transferring Your Money

                                       1


          (c)      Changes in contracts or operations       Information about the Investment Options
          (d)      Contract owner inquiries                 Summary

8.       Annuity Period
          (a)      Level of benefits                        Annuity Income Payment Options
          (b)      Annuity commencement date                Annuity Income Payment Options
          (c)      Annuity payments                         Annuity Income Payment Options
          (d)      Assumed investment return                Not applicable
          (e)      Minimums                                 Annuity Income Payment Options
          (f)      Rights to change options or transfer     Annuity Income Payment Options

9.       Death Benefit
          (a)      Death benefit calculation                Guaranteed Death Benefit
          (b)      Forms of benefits                        Guaranteed Death Benefit

10.      Purchases and Contract Value
          (a)      Procedures for purchases                 Purchasing Your Contract
          (b)      Accumulation unit values                 Accumulation Unit Values, Supplement A
          (c)      Calculation of accumulation unit
                   values                                   Valuation of Your Investments
          (d)      Principal underwriter                    Service Providers

11.      Redemptions

          (a)      Redemption procedures                    Accessing Your Money, Annuity Income Payments Options
          (b)      Texas Optional Retirement Program        Supplement C
          (c)      Delay                                    Accessing Your Money, Other Information about Your Contract
          (d)      Lapse                                    Other Information about Your Contract
          (e)      Revocation rights                        Purchasing Your Contract

12.      Taxes
          (a)      Tax consequences                         Federal Income Tax Information, Supplement B, Supplement C
          (b)      Qualified plans                          Federal Income Tax Information, Supplement B, Supplement C
          (c)      Impact of taxes                          Federal Income Tax Information, Supplement B, Supplement C

13.      Legal Proceedings                                  Not Applicable

14.      Table of Contents for Statement of Additional      Table of Contents of Statement of Additional Information


                                       2


FORM N-4 PART B ITEM NO.                                    HEADING IN SAI OR PROSPECTUS
---------------------------------------------------------------------------------------------------------------------

15.      Cover Page                                         Cover Page (SAI)

16.      Table of Contents                                  Table of Contents (SAI)

17.      General Information and History
          (a)      Name change                              Not Applicable
          (b)      Attribution of assets                    Not Applicable
          (c)      Control of depositor                     WSLAC and Separate Account 1 (Prospectus)

18.      Services
          (a)      Fees, expenses and costs                 Not Applicable
          (b)      Management-related services              Service Providers
          (c)      Custodian and independent public         Independent Accountants (SAI)
          (d)      Other custodianship                      Not Applicable
          (e)      Affiliated service agents                Not Applicable
          (f)      Depositor as principal underwriter       Not Applicable

19.      Purchase of Securities Being Offered
          (a)      Manner of offering                       Distribution of the Contracts (SAI), Service Providers (Prospectus)
          (b)      Sales Load                               Not Applicable

20.      Underwriters                                       Distribution of the Contracts (SAI), Service Providers (Prospectus)

21.      Calculation of Performance Data                    Sub-Account Performance (SAI)

22.      Annuity Payments                                   Fixed Annuity Income Payments (SAI)

23.      Financial Statements
          (a)      Registrant                               Financial Statements (SAI)
          (b)      Depositor                                Financial Statements (SAI)

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

Touchstone Variable Series Trust
                                                                      PROSPECTUS
                                                                     May 1, 1999
                     Western-Southern Life Assurance Company
                               Separate Account I

This Prospectus describes the Touchstone Advisor Variable Annuity Contract and the investment options available to Contract owners. It contains information you should know before purchasing a Contract and selecting your investment options. Please read this Prospectus carefully and keep it for future reference.

The Touchstone Advisor Variable Annuity Contract is issued by Western-Southern Life Assurance Company (WSLAC). The Contract is an investment alternative for investors who want to accumulate money on a tax-deferred basis for retirement or other long-term goals.

You can purchase a Contract for $5,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA or a 403(b) plan, for $1,000 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.


You tell us how to invest your payments. Your investment options include 18 Sub-Accounts. Each Sub-Account invests in an underlying Fund with the same investment objective. The Funds include:
  s AIM V.I. Growth                           s Touchstone International Equity
  s AIM V.I.Govenment Securities              s Touchstone Income Opportunity
  s ALGER American Small Capitalization       s Touchstone High Yield
  s ALGER American Growth                     s Touchstone Value Plus
  s MFS VIT Emerging Growth                   s Touchstone Growth & Income
  s MFS VIT Growth with Income                s Touchstone Enhanced 30
  s PIMCO Long-Term U.S. Government Bond      s Touchstone Balanced
  s Touchstone Small Cap Value                s Touchstone Bond
  s Touchstone Emerging Growth                s Touchstone Standby Income


Each Sub-Account invests in a separately managed Fund. Each Fund is part of the Touchstone Variable Series Trust.

The Statement of Additional Information dated May 1, 1999 contains more information about the Contract, WSLAC and its Separate Account 2. It has been filed with the Securities and Exchange Commission (SEC) and is legally part of this Prospectus. The table of contents for the Statement of Additional Information is located on page 47 of this Prospectus. For a free copy, call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).

The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, certain other material that is legally part of the registration statement of Separate Account 2, and other information about Separate Account 2. You can view these documents at the Public Reference Room of the SEC or obtain copies, for a fee, by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-6009. You can also call the SEC at 800.SEC.0330.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Contracts or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Contracts are not deposits or obligations of any bank. No bank has guaranteed or endorsed the Contracts. The Contracts are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, the National Credit Union Share Insurance Fund or any other agency.



Investments in variable annuities involve investment risk, including possible loss of principal and earnings.

You should rely only on the information contained in the Contract, the Touchstone Advisor Variable Annuity Prospectus, the Statement of Additional Information or our approved sales literature.


No one is authorized to give any information or make any representation other than those contained in the Contract, this Prospectus, the Statement of Additional Information or our approved sales literature.

Table Of Contents

                                                                       Page

Cover Page ................................................................    1

Table Of Contents .........................................................    3

Glossary ..................................................................    4

Fee And Expense Tables ....................................................    5

Summary ...................................................................    7

Purchasing Your Contract ..................................................    9

Transferring Your Money ...................................................   11

Accessing Your Money ......................................................   13

Charges ...................................................................   15

Information About The Investment Options ..................................   17

Valuation Of Your Investments .............................................   19

Performance Information ...................................................   20

Annuity Income Payment Options ............................................   21

Guaranteed Death Benefit ..................................................   24

WSLAC And Separate Account 2 ..............................................   25


Underwriter ...............................................................   26

Voting Rights .............................................................   27

Other Information About Your Contract .....................................   28

Federal Income Tax Information ............................................   30

Supplement A:  Accumulation Unit Values ...................................   37

Supplement B:  Section 401 Plans and Section 403(b) Plans .................   38

Supplement C:  State of  Texas Optional Retirement Program ................   43


Table Of Contents For Statement Of Additional Information .................   47

Glossary


 Accumulation Unit
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  A unit of measure used to calculate a Contract owner's share of a Sub-Account.

 Accumulation Unit Value
--------------------------------------------------------------------------------


  The dollar value of an Accumulation Unit in a Sub-Account.

 Annuitant
--------------------------------------------------------------------------------


  The person whose life is used to determine the amount of any annuity income payments and the length of time for which the payments are made.

 Code
--------------------------------------------------------------------------------


  The Internal Revenue Code of 1986, as amended.

 Contract
--------------------------------------------------------------------------------


  The Touchstone Advisor Variable Annuity Contract, including the application and any amendments, riders or endorsements.

 Contract Date
--------------------------------------------------------------------------------


  The effective date of a Contract. The Contract Date is shown on page 3 of your Contract.

 Contract Value
--------------------------------------------------------------------------------


  The total value of your Contract at any time before or on the Income Date. This represents the sum of the value of your investments in the Sub-Accounts.


 Contract Year
--------------------------------------------------------------------------------


  A year that starts on your Contract Date or the anniversary of your Contract Date.

 Fund
--------------------------------------------------------------------------------



  Each Sub-Account invests in a Fund that has the same investment objective as the Sub-Account.


 Income Date
--------------------------------------------------------------------------------


  The date on which annuity payments are scheduled to begin.

 Sub-Account
--------------------------------------------------------------------------------


  Each Sub-Account invests in a Fund, which has the same investment objective as the Sub-Account.

 Surrender Value
--------------------------------------------------------------------------------


  The Contract Value minus any contract maintenance charge.

 WSLAC, we, our and us
--------------------------------------------------------------------------------


  Western-Southern Life Assurance Company.

Fees and Expense Tables


These tables describe the fees and expenses that you may pay directly or indirectly if you purchase a Contract. More complete information about these fees and expenses is located in the discussion about charges on pages __ through
__.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge (Surrender Charge)                 None
(as a percentage of amount surrendered or withdrawn)*

Annual Contract Maintenance Charge*                                       $35.00

                                                                     Sub-Account
                                                                 Annual Expenses
                                                              as a percentage of
                                                          average account value)

                          Mortality and Expense Risk Charges             0.70%
--------------------------------------------------------------------------------

                              Contract Administration Charge             0.10%
--------------------------------------------------------------------------------

                                                       Total             0.80%
--------------------------------------------------------------------------------





                                                     Fund Expenses
                                   (as a percentage of average daily net assets
                                          and after expense reimbursement)* * *

                                  Advisor Fee   Other Expenses   Total Expenses

                AIM V.I. Growth         0.64%            0.08%            0.72%
-------------------------------------------------------------------------------
 AIM V.I. Government Securities         0.50%            0.26%            0.76%
-------------------------------------------------------------------------------
                ALGER American
           Small Capitalization         0.85%            0.04%            0.89%
-------------------------------------------------------------------------------
          ALGER American Growth         0.75%            0.04%            0.79%
-------------------------------------------------------------------------------
        MFS VIT Emerging Growth         0.75%            0.10%            0.85%
-------------------------------------------------------------------------------
     MFS VIT Growth with Income         0.75%            0.13%            0.88%
-------------------------------------------------------------------------------
               PIMCO Long-Term
           U.S. Government Bond         0.40%            0.25%            0.65%
-------------------------------------------------------------------------------
     Touchstone Small Cap Value         0.80%            0.20%            1.00%
-------------------------------------------------------------------------------
     Touchstone Emerging Growth         0.80%            0.35%            1.15%
-------------------------------------------------------------------------------
Touchstone International Equity         0.95%            0.30%            1.25%
-------------------------------------------------------------------------------
  Touchstone Income Opportunity         0.65%            0.20%            0.85%
-------------------------------------------------------------------------------
          Touchstone High Yield         0.60%            0.20%            0.80%
-------------------------------------------------------------------------------
          Touchstone Value Plus         0.75%            0.40%            1.15%
-------------------------------------------------------------------------------
     Touchstone Growth & Income         0.80%            0.05%            0.85%
-------------------------------------------------------------------------------
         Touchstone Enhanced 30         0.65%            0.10%            0.75%
-------------------------------------------------------------------------------
            Touchstone Balanced         0.80%            0.10%            0.90%
-------------------------------------------------------------------------------
                Touchstone Bond         0.55%            0.20%            0.75%
-------------------------------------------------------------------------------
      Touchstone Standby Income         0.25%            0.25%            0.50%
-------------------------------------------------------------------------------


* In certain states and for certain retirement plans, we can waive, reduce or eliminate the annual contract maintenance charge.

* * Since the Touchstone Value Plus commenced operations in 1998 and the Touchstone Small Cap Value, High Yield,. Growth & Income, Enhanced 30 and Bond Funds commenced operations in 1999, expenses for these Funds in this table and the following table are based on estimates.

The "Total Expenses" column in this table represents the expenses paid by the Funds, not necessarily the expenses incurred by the Funds. The advisors or custodians for some of the Funds have agreed to waive or reimburse certain fees and expenses incurred by those Funds. The advisors or custodians that have agreed to limit the expenses paid by one or more of the Funds are:

o The custodian for the each of the MFS Funds has agreed to an expense offset arrangement if expenses reach a specified level. The expenses for the MFS Fund did not reach these specified levels in 1999. The MFS Funds may also have other agreements that reduce the expense actually paid by the MFS Funds. For example, prior to October 2, 1998, Massachusetts Financial Services Company had agreed to waive certain fees or reimburse the MFS Growth with Income Fund so that the Fund's expenses did not exceed specified levels.
o Pacific Investment Management Company has agreed to reduce its administrative fee, subject to potential future reimbursement, to the extent that total expenses of the PIMCO Fund would exceed 0.65%.
o Touchstone Advisors, Inc. has agreed to waive certain fees or reimburse each of the Touchstone Funds so that the each Fund's expenses do not exceed the percentage listed for that Fund listed in this table. The agreement will remain in place until at least December 31, 1999.
If these advisors did not agree to waive or reimburse certain fees and expenses of the respective Funds, the total expenses of each of those Funds would be higher as indicated in the table that follows. If the Fund is not the subject of an agreement to waive or reimburse expenses, the "Total Expenses" column in this table will be the same as the "Total Expenses (Before reimbursement)" column in the following table.


                                                    Total Expenses
                                            (Before reimbursement)

                            AIM V.I. Growth                  0.72%
------------------------------------------------------------------

             AIM V.I. Government Securities                  0.76%
------------------------------------------------------------------

        ALGER American Small Capitalization                  0.89%
------------------------------------------------------------------

                      ALGER American Growth                  0.79%
------------------------------------------------------------------

                    MFS VIT Emerging Growth                  0.85%
------------------------------------------------------------------

                 MFS VIT Growth with Income                  0.95%
------------------------------------------------------------------

       PIMCO Long-Term U.S. Government Bond                  0.67%
------------------------------------------------------------------

                 Touchstone Small Cap Value                  %
------------------------------------------------------------------

                 Touchstone Emerging Growth                  1.49%
------------------------------------------------------------------

            Touchstone International Equity                  1.95%
------------------------------------------------------------------

              Touchstone Income Opportunity                  1.25%
------------------------------------------------------------------

                      Touchstone High Yield                  %
------------------------------------------------------------------

                      Touchstone Value Plus                  7.49%
------------------------------------------------------------------

                 Touchstone Growth & Income                  1.37%
------------------------------------------------------------------

                     Touchstone Enhanced 30                  %
------------------------------------------------------------------

                        Touchstone Balanced                  1.37%
------------------------------------------------------------------

                            Touchstone Bond                  1.32%
------------------------------------------------------------------

                  Touchstone Standby Income                  0.95%
------------------------------------------------------------------

Examples
These examples should help you compare the cost of purchasing a Contract with the cost of purchasing other variable annuity contracts.


The examples assume that you invest $1,000 in each Sub-Account, your investment has a 5% return each year and the Fund's total expenses are the same as shown above in the column entitled "Fund Expenses (After Reimbursement)". Your actual costs may be higher or lower than the costs shown in the examples.


    Example 1   This example assumes that you surrender your Contract at the end of the applicable time period.

                                                  1 Year   3 Years    5 Years 10 Years
   AIM V.I. Growth                                 $93      $124       $155     $256
   AIM V.I. Government Securities                  $93      $125       $157     $260
   ALGER American Small Capitalization             $94      $129       $164     $274
   ALGER American Growth                           $93      $126       $159     $263
   MFS VIT Emerging Growth                         $94      $128       $162     $270
   MFS VIT Growth with Income                      $94      $129       $164     $273
   PIMCO Long-Term U.S. Government Bond            $92      $122       $153     $251
   Touchstone Small Cap Value                      $96      $132          *        *
   Touchstone Emerging Growth                      $97      $137       $178     $301
   Touchstone International Equity                 $98      $140       $183     $311
   Touchstone Income Opportunity                   $94      $128       $162     $270
   Touchstone High Yield                           $93      $126          *        *
   Touchstone Value Plus                           $97      $137          *        *
   Touchstone Growth & Income                      $94      $128       $162     $270
   Touchstone Enhanced 30                          $93      $125          *        *
   Touchstone Balanced                             $94      $129       $165     $275
   Touchstone Bond                                 $93      $125       $157     $259
   Touchstone Standby Income                       $90      $117       $144     $232

    Example 2   This example assumes that you annuitize your Contract at the end of the applicable time period and choose at least a 5-year payout period.

                                                  1 Year   3 Years    5 Years 10 Years

   AIM V.I. Growth                                 $93       $70       $119     $256
   AIM V.I. Government Securities                  $93       $71       $121     $260
   ALGER American Small Capitalization             $94       $75       $128     $274
   ALGER American Growth                           $93       $72       $123     $263
   MFS VIT Emerging Growth                         $94       $74       $126     $270
   MFS VIT Growth with Income                      $94       $75       $128     $273
   PIMCO Long-Term U.S. Government Bond            $92       $68       $117     $251
   Touchstone Small Cap Value                      $96       $78          *        *
   Touchstone Emerging Growth                      $97       $83       $142     $301
   Touchstone International Equity                 $98       $86       $147     $311
   Touchstone Income Opportunity                   $94       $74       $126     $270
   Touchstone High Yield                           $93       $72          *        *
   Touchstone Value Plus                           $94       $83          *        *
   Touchstone Growth & Income                      $94       $74       $126     $270
   Touchstone Enhanced 30                          $93       $71          *        *
   Touchstone Balanced                             $94       $75       $129     $275
   Touchstone Bond                                 $93       $71       $121     $259
   Touchstone Standby Income                       $90       $63       $108     $232

Example 3 This example assumes that you do not surrender your Contract.

                                                  1 Year   3 Years    5 Years 10 Years

   AIM V.I. Growth                                 $23       $70       $119     $256
   AIM V.I. Government Securities                  $23       $71       $121     $260
   ALGER American Small Capitalization             $24       $75       $128     $274
   ALGER American Growth                           $23       $72       $123     $263
   MFS VIT Emerging Growth                         $24       $74       $126     $270
   MFS VIT Growth with Income                      $24       $75       $126     $273
   PIMCO Long-Term U.S. Government Bond            $22       $68       $117     $251
   Touchstone Small Cap Value                      $26       $78          *        *
   Touchstone Emerging Growth                      $27       $83       $142     $301
   Touchstone International Equity                 $28       $86       $147     $311
   Touchstone Income Opportunity                   $24       $74       $126     $270
   Touchstone High Yield                           $23       $72          *        *
   Touchstone Value Plus                           $24       $74          *        *
   Touchstone Growth & Income                      $24       $74       $126     $270
   Touchstone Enhanced 30                          $23       $71          *        *
   Touchstone Balanced                             $24       $75       $129     $275
   Touchstone Bond                                 $23       $71       $121     $259
   Touchstone Standby Income                       $20       $63       $108     $232

Summary
This summary highlights some basic information about the Touchstone Advisor Variable Annuity Contract. More information about the Contract is located on pages 9 through 29 of this Prospectus.

How the Contract Works
The Contract is a contract between you and WSLAC. The Contract, like all variable annuity contracts, has two phases: the accumulation phase and the annuity income phase. During the accumulation phase, earnings on your investment accumulate on a tax-deferred basis. The annuity income phase begins when you start to receive annuity income payments. The amount of money you accumulate during the accumulation phase determines the amount of the annuity income payments you receive. You can select one of several annuity income payment plans.

The Contract also provides a guaranteed death benefit that is payable to a designated beneficiary when the Annuitant dies. Generally, the Contract guarantees that the beneficiary will receive the greater of either the total purchase payments less any withdrawals or the Contract Value, regardless of investment performance.

Who Should Purchase the Contract
The Contract allows you to accumulate money on a tax-deferred basis for retirement or other long-term goals through various investment options. Generally, the higher your tax bracket, the more you will benefit from the tax-deferred feature of the Contract. You should not purchase a Contract if you are looking for a short-term investment or if you cannot take the risk of getting less money back than you paid for the Contract. You may want to consult a tax advisor or other investment professional before you purchase a Contract.

Purchasing a Contract
You can purchase a Contract for $5,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA or a 403(b) plan, for $1,000 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.

Selecting Your Investment Options
You can allocate your purchase payments among the following investment options, called Sub-Accounts.

Sub-Accounts
Depending on market conditions, you can make or lose money in any Sub-Account.


   s AIM V.I. Growth                          s Touchstone Small Cap Value
   s AIM V.I.Govenment Securities             s Touchstone Emerging Growth
   s ALGER American Small Capitalization      s Touchstone International Equity
   s ALGER American Growth                    s Touchstone Income Opportunity
   s MFS VIT Emerging Growth                  s Touchstone High Yield
   s MFS VIT Growth with Income               s Touchstone Value Plus
   s PIMCO Long-Term U.S.                     s Touchstone Growth & Income
       Government Bond                        s Touchstone Enhanced 30
                                              s Touchstone Balanced
                                              s Touchstone Bond
                                              s Touchstone Standby Income


Transferring Among Investment Options
You can transfer money from one investment option to another. Like all variable annuities, transfers between investment options are tax-free. The minimum transfer amount is $250. We limit the number of times you can transfer between investment options in each Contract Year.

Accessing Your Money
You can access your money at any time during the accumulation phase. The minimum withdrawal is $250.

Also be aware that you may be required to pay income taxes and a 10% federal penalty tax on any amount you withdraw.

Charges and Fees
A $35 contract maintenance charge is ordinarily deducted each year from your Contract Value. Other administrative charges are deducted at an annual rate of no more than 0.80% of your Contract Value. Also, you may indirectly pay investment advisory fees.

10-Day Review Period
You have 10 days to review your Contract after you receive it. If you are not satisfied with your Contract, you can cancel it but must do so by returning it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel your Contract, in most cases we will refund the Contract Value to you. However, some state laws may require us to refund your purchase payments.

Additional Information
Representatives at the Touchstone Variable Annuity Service Center can answer your questions about the Contract. You can call the Service Center at
800.669.2796 (press 2).


Accumulation Unit Values
The Accumulation Unit Values for each Sub-Account other than Value Plus are shown in Supplement A on page 37.

Purchasing Your Contract

To obtain an application to purchase a Contract, please contact your investment advisor or the Touchstone Variable Annuity Service Center by mail at P.O. Box 2850, Cincinnati, Ohio 45201-2850 or by phone at 800.669.2796 (press 2).

Minimumand Maximum Purchase Payments s You can purchase a Contract for $5,000 or more.

       s A purchase of over $500,000 may be made with prior approval from Touchstone.


       s You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA, a 403(b) plan, a SIMPLE IRA (Savings Incentive Match Plans for Employees), or a SEP (Simplified Employee Pension Plans), for $1,000 or more.


       s You can make additional investments in your Contract at any time before the Income Date. Each additional purchase payment must be at least $1,000.


10-Day Review Period
You have 10 days to review your Contract after you receive it. This 10-day review period is called the free look period. The state where you live may require us to give you a longer free look period.

If you are not satisfied with the Contract, you can cancel it during the free look period. To cancel the Contract, you must return it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel the Contract, in most cases we will refund the Contract Value to you. However, some state laws may require us to refund your purchase payments.


Investment Options
You decide how to allocate your purchase payments by selecting from the following investment options, called Sub-Accounts.


   s AIM V.I. Growth                         s Touchstone Small Cap Value
   s AIM V.I.Govenment Securities            s Touchstone Emerging Growth
   s ALGER American Small Capitalization     s Touchstone International Equity
   s ALGER American Growth                   s Touchstone Income Opportunity
   s MFS VIT Emerging Growth                 s Touchstone High Yield
   s MFS VIT Growth with Income              s Touchstone Value Plus
   s PIMCO Long-Term U.S.                    s Touchstone Growth & Income
       Government Bond                       s Touchstone Enhanced 30
                                             s Touchstone Balanced
                                             s Touchstone Bond
                                             s Touchstone Standby Income


Allocation of Purchase Payments
Your instructions are included in your application and shown on page 3 of your Contract. You can change your allocation instructions by contacting us either by phone or in writing. When we receive a purchase payment from you, we allocate it based on the most recent allocation instructions we have received from you.

The following guidelines apply to the allocation of your purchase payments:


       s Allocate at least 5% of your initial purchase payment to each investment option you choose. When we have received the necessary state aprovals, you may allocate as little as 1% to each investmetn option.
       s Use whole percentages. For example, you can allocate 33% or 34% to an investment option, not 331 1/43%.
       s  Make sure your percentages total 100%.

Allocation Changes by Phone. You can change the allocation of your future purchase payments over the phone by following these steps:

Step 1. Fill out either the telephone authorization part of the application or a Telephone Authorization Form. You can get a copy of either form by contacting the Touchstone Variable Annuity Service Center. You must complete and return one of these forms before you call to change your allocations over the phone.

Step 2. Call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) between 8:00 a.m. and 4:00 p.m. Eastern Time.

Step 3.  Give the representative the following information:

       s  Your Social Security number
       s Your Contract number or other precise information that identifies your Contract
       s  Your allocation instructions

This privilege is subject to state approval.


Allocation Changes in Writing. You can also change the allocation of your future purchase payments by writing to the Touchstone Variable Annuity Service Center. Your written instructions must include the following information:

       s Your Contract number or other precise information that identifies your Contract
       s  Your allocation instructions

You can transfer money from one investment option to another. You can make transfers by phone or in writing.

The following guidelines apply to transfers other than dollar cost averaging transfers:

       s  Each transfer must be at least $250.


       s The allocation to each investment option must be at least 5% of the total transfer amount. When we have received the necessary state approvals, you may allocate as little as 1% to each investment option.

       s  You can transfer money among the Sub-Accounts once every 30 days.

Transfers by Phone. You can transfer your money over the phone by following these steps:

Step 1. Fill out either the telephone transfer authorization part of the application or a Telephone Authorization Form. You can get a copy of either form by contacting the Touchstone Variable Annuity Service Center. You must complete and return one of these forms before you call to change your allocations over the phone.

Step 2. Call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) between 8:00 a.m. and 4:00 p.m. Eastern time.


Step 3.  Give the representative the following information:

       s  Your Social Security number
       s Your Contract number or other precise information that identifies your Contract
       s  Your transfer instructions

Transfers in Writing. You can also transfer your money by writing to the Touchstone Variable Annuity Service Center. Your written instructions must include the following information:

       s Your Contract number or other precise information that identifies your Contract
       s  Your transfer instructions
Third Party Authorization
You can authorize a third party to transfer money for you. To do so, you must complete the appropriate authorization forms. Contact us at the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) for additional information.

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ooo Dollar Cost Averaging

Dollar cost averaging can result in a lower average cost of investing over time. While dollar cost averaging does not guarantee a profit or prevent a loss, you have a higher likelihood to profit from this long-term investment method.



Touchstone's Dollar Cost Averaging Program
Dollar cost averaging is a method of investing equal amounts of money at regular intervals. Dollar cost averaging allows you to purchase more Accumulation Units when prices are low and fewer when prices are high. For dollar cost averaging to be effective, you should continue to invest during both market ups and downs. You should also consider your financial ability to maintain a consistent level of investment over time.

Touchstone's Dollar Cost Averaging Program allows you to transfer amounts at regular intervals from the Touchstone Standby Income Sub-Account to other Sub-Accounts. You can make the following transfers:

       s  A specific dollar amount
       s A specific percentage of your money in the Touchstone Standby Income Sub-Account
       s  Earnings in the Touchstone Standby Income Sub-Account

You select the number and the frequency of your transfers in Touchstone's Dollar Cost Averaging Program. We will transfer the money on the anniversary of your Contract Date each month or each quarter.

The following guidelines apply to dollar cost averaging transfers:

       s  Your Contract Value must be at least $10,000.
       s Dollar cost averaging transfers must continue for at least 12 months. s Each transfer must be at least $200.
       s The allocation to each Sub-Account must be at least 5% of the transfer amount. When we have received the necessary state approvals, you may allocate as little as 1% to each investment option.


To set up dollar cost averaging transfers, contact the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) or P.O. Box 2850, Cincinnati, Ohio 45201-2850.

Dollar cost averaging transfers will stop if we complete the number of transfers you requested, you ask us to stop after using the program for at least 12 months, you do not have enough money in your accounts to complete the transfer, or the program is discontinued. If we discontinue the program, you will be allowed to complete the number of transfers you previously requested.

Accessing Your Money

Your Contract is designed to help you achieve your long-term investment goals. However, there may be times when you need to access the money you have invested in your Contract. You can access your money at any time during the accumulation phase by making a partial withdrawal, by making systematic withdrawals or by canceling your Contract.

Partial Withdrawals
To withdraw money from your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850. For help with a partial withdrawal, please call the Service Center at 800.669.2796 (press 2).

The following guidelines apply to partial withdrawals:

       s Include your Contract number or other information that identifies your Contract and the amount to be withdrawn in your instructions.
       s  Each withdrawal must be at least $250.
       s If your Contract Value is reduced below $5,000 by the partial withdrawal, we reserve the right to terminate your Contract by paying you the Surrender Value.

Systematic Withdrawal Plan
The Systematic Withdrawal Plan allows you to withdraw a specific dollar amount from your Contract on a monthly, quarterly, semiannual or annual basis. The minimum amount for each systematic withdrawal is $100. To set up systematic withdrawals, contact the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2) or at P.O. Box 2850, Cincinnati, Ohio 45201-2850.

You can discontinue your systematic withdrawals at any time by sending written instructions to us.

Canceling Your Contract
You can cancel your Contract at any time during the accumulation phase. When you cancel your Contract, we pay you the Surrender Value. This payment terminates your Contract and our obligations under the Contract.

To cancel your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850. Include your Contract number or other information that identifies your Contract in your instructions. For assistance, please call the Service Center at 800.669.2796 (press 2).


The Surrender Value will equal the Contract Value, less any applicable contract maintenance charge and premium taxes. Because investment performance and applicable charges affect your Contract Value, the Surrender Value may be less than the total of your purchase payments.

Penalty Taxes
If you withdraw money from your Contract or cancel your Contract before you or the Annuitant (as applicable) reach age 591 1/42, you generally will have to pay a federal penalty tax. This tax is equal to 10% of the amount of the payment you receive that is treated as taxable income. More information about penalty taxes is located on pages __ through __.

Processing Withdrawals
When we process your partial or systematic withdrawal, we withdraw money from each of your investment options on a pro-rata basis. For example, in a situation where no charges are applicable to the withdrawal, if you have 25% of your money in the Touchstone Income Opportunity Sub-Account and 75% of your money in the Touchstone Balanced Sub-Account and you want to withdraw $2,000, we will withdraw $500 from the Touchstone Income Opportunity Sub-Account (25% of $2,000) and $1,500 from the Touchstone Balanced Sub-Account (75% of $2,000).


If you want us to process your withdrawal on a different basis, such as withdrawing all the money from one Sub-Account, you must provide specific instructions in your withdrawal request.

We will generally send payments to you within 7 days of the date that we process your request. We may delay calculating the amount of the payment from a Sub-Account or sending a payment from a Sub-Account for any of the following reasons:

       s The New York Stock Exchange is closed on a day that it normally would be open.
       s  Trading on the New York Stock Exchange is restricted.
       s Because of an emergency, it is not reasonably practicable for the Sub-Accounts to sell securities or to fairly determine the value of their investments.
       s The SEC permits us to postpone payments from the Sub-Accounts for your protection.

Administrative Charges
We incur administrative costs in setting up your Contract, maintaining records of your Contract and sending you confirmations and statements about your Contract. By paying a contract maintenance charge and a contract administration charge, you reimburse us for the administrative costs we expect to incur.


Contract Maintenance          Contract Administration
Charge                        Charge


                      o On the anniversary of your  o  On each day the New
                        Contract Date each year        York Stock Exchange
                        until annuity payments          is open for trading.
                        begin.
                      o The date we start annuity
                        payments.
                      o The date you completely
                        surrender your Contract.
      When Charged?
================================================================================

                      o $35 each year               o  The effective annual rate
                                                        of the charge is 0.10%.
  How Much Charged?
================================================================================

                      o We reduce your Contract     o  We deduct this charge
                        Value. The number of           from the Accumulation
                        Accumulation Units you         Unit Value of each Sub-
                        own in each Sub-Account        Account.
                        is reduced.
       How Charged?
================================================================================


If we receive appropriate governmental approvals, we may reduce or eliminate the contract maintenance charge.

Mortality and Expense Risk Charges
We assume two risks with every Contract: a mortality risk and an expense risk. We take a mortality risk that the Annuitant will live longer than expected or we will pay a death benefit greater than your Contract Value. We also take an expense risk that the administrative charges will not pay all the administrative costs of your Contract.

You pay us to assume these risks by paying mortality and expense risk charges. On each Valuation Date, we deduct the mortality and expense risk charges from the Accumulation Unit Value of each Sub-Account. The effective annual rate of these charges is 0.70%, which includes 0.50% for assuming mortality risk and 0.20% for assuming expense risk. If we do not actually incur the risks associated with these charges, we will make money from collecting these charges.

Premium Taxes
Certain states and government authorities charge a premium tax on your purchase payments. The premium tax may be as much as 3.5% of your purchase payments. These premium taxes are charged either when you make purchase payments or when we begin annuity payments.

Currently, we pay all of the premium taxes charged by states and government authorities. However, we may decide to stop paying the premium taxes in the future. We would then deduct the amount of the premium taxes from your Contract Value at one of the following times when:

       s  We pay the premium tax.
       s  You surrender or withdraw money from your Contract.
       s  The death benefit is paid.
       s  Annuity payments begin.

The Sub-Accounts and the Funds
Each Sub-Account invests in a corresponding Fund. These tables contain information about the investment objective, Advisor and Sub-Advisor of each
Fund:



                              Investment Objective                             Advisors/Sub-Advisors
                              The Fund seeks to provide growth of capital AIM
Advisors, Inc.
                                                                               AIM V.I. Growth
====================================================================================================================================
                  AIM V.I.    The Fund seeks to achieve a high level of
                Government    current income consistent with reasonable
                              concern for safety of principal                  AIM Advisors, Inc.
                Securities
====================================================================================================================================

            Alger American    The Fund seeks to provide long-term
                              capital appreciation                             Fred Alger Management, Inc.
      Small Capitalization
====================================================================================================================================

                     Alger    The Fund seeks to provide long-term
                              capital appreciation                             Fred Alger Management, Inc.
           American Growth
====================================================================================================================================

                   MFS VIT    The Fund seeks to provide long-term              Massachusetts Financial
                              growth of capital                                Services Company
           Emerging Growth
====================================================================================================================================

                              The Fund seeks to provide reasonable
            MFS VIT Growth    current income and long-term                     Massachusetts Financial
                              capital and income growth                        Services Company
               with Income
====================================================================================================================================

                              The Fund seeks to maximize total
           Pimco Long-Term    return, consistent with the
           U.S. Government    preservation of capital and                      Pacific Investment
                              prudent investment management                    Management Company
                      Bond
====================================================================================================================================

                Touchstone    The Fund seeks long-term growth
                              of capital.                                      Todd Investment Advisors, Inc.*
           Small Cap Value
====================================================================================================================================

                              The Fund seeks to increase the value of          David L. Babson & Company, Inc.*
                Touchstone    its shares as a primary goal and to earn         Westfield Capital Management
           Emerging Growth    income as a secondary goal.                      Company, Inc.

====================================================================================================================================

                Touchstone    The Fund seeks to increase the value of
                              its shares over the long-term.                   Credit Suisse Asset Management  *
      International Equity
====================================================================================================================================

                              The Fund seeks to achieve a high level of
                              current income as its main goal. The Fund
                Touchstone    may also seek to increase the value of its
                              shares, if consistent with its main goal.          Alliance Capital Management L.P. *
        Income Opportunity
====================================================================================================================================


*Sub-Advisors to Touchstone Advisors

====================================================================================================================================
                              Investment Objective                             Advisors/Sub-Advisors
                              The Fund seeks to achieve a high level of
                Touchstone    current income as its main goal with             Fort Washington Investment *
                              capital appreciation as a secondary goal.        Advisors, Inc.
                High Yield
====================================================================================================================================

                Touchstone    The Fund seeks to increase the value of
                              FortWashington Investment * its shares over the
                              long-term. Advisors, Inc.
                Value Plus
====================================================================================================================================

                              The Fund seeks to increase the value of
                Touchstone    its shares over the long-term, while
                              receiving dividend income.                       Scudder Kemper Investments, Inc.*
           Growth & Income
====================================================================================================================================

                              The Fund seeks to achieve a total
                Touchstone    return that is higher than that of the
                              Dow Jones Industrial Average (DJIA).             Todd Investment Advisors, Inc.*
               Enhanced 30
====================================================================================================================================

                Touchstone    The Fund seeks to achieve an increase in
                              value and current income.                        OpCap Advisors, Inc.*
                  Balanced
====================================================================================================================================

                              The Fund seeks to provide a high level of Fort
                              Washington Investment * dividends and
                              distributions. Advisors, Inc.
           Touchstone Bond
====================================================================================================================================

                              The Fund seeks to provide a higher level of
                              current income than a money market fund, while
                              also seeking to prevent large fluctuations in the
                              value of the Sub- Account's initial investment.
                              The Fund
                Touchstone    does not try to keep a constant $1.00 per        FortWashington Investment *
                              share net asset value.                           Advisors, Inc.
            Standby Income
====================================================================================================================================


*Sub-Advisors to Touchstone Advisors

More complete information about each Fund, including information about its expenses, is included in its prospectus, which is contained in this booklet. Please read the Fund's prospectus carefully before you select it as an investment option.


Changes in the Sub-Accounts and the Funds

We may add, delete or combine Sub-Accounts. New Sub-Accounts will invest in Funds we consider suitable. We may also substitute a new Fund or similar investment option for the Fund in which a Sub-Account invests. We would make a substitution to ensure the underlying Fund continues to be a suitable investment. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Fund's investment objectives or restrictions, a change in the availability of the Fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract owners.

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ooo Accumulation Unit
A unit of measure used to calculate a Contract owner's share of a Sub-Account. Although it is not the same as a mutual fund share, it is similar.



ooo Accumulation Unit Value
The dollar value of an Accumulation Unit in a Sub- Account.


Sub-Accounts
The value of your interest in a Sub-Account is measured in Accumulation Units. An Accumulation Unit is an accounting unit of measure. It is similar to a share of a mutual fund. The value of an Accumulation Unit varies from day to day depending on the investment performance of the Fund in which the Sub-Account is invested and the expenses of the Sub-Account.

The Accumulation Unit Value of each Sub-Account is calculated on each day that the New York Stock Exchange is open for business (Valuation Date). The Accumulation Unit Value of a Sub-Account on any Valuation Date is calculated by dividing the value of the Sub-Account's net assets by the number of Accumulation Units credited to the Sub-Account on the Valuation Date.

When you allocate purchase payments to a Sub-Account, your Contract is credited with Accumulation Units. Other transactions, such as withdrawals, exchanges, and payments of the annual contract maintenance charge, will increase or decrease the number of Accumulation Units credited to your Contract.

The number of Accumulation Units added to or subtracted from your Contract is calculated by dividing the dollar amount of the transaction by the Accumulation Unit Value for the Sub-Account at the close of trading on the Valuation Date when we process the transaction. To calculate the Accumulation Unit Value of a Sub-Account on any Valuation Date, we start with the Accumulation Unit Value from the preceding Valuation Date and adjust it to reflect the following items:

     s The investment performance of the Sub-Account, which is based on the investment performance of the corresponding Fund

     s    Any dividend or distributions paid by the corresponding Fund

     s Any charges or credits for taxes that we determined were the result of the investment operations of the Sub-Account s The mortality and expense risk charge

     s    The contract administration charge

We reserve the right to change the number and value of the Accumulation Units credited to your Contract so long as the change does not affect your Contract Value or the benefits or other provisions of your Contract.

Performance Information

We may include performance information for the Sub-Accounts in advertisements, sales literature and reports to Contract owners. This performance information will be based on historical performance. It is not intended to predict the future performance of a Sub-Account.

Standardized Performance Information
We usually advertise average annual total return. Average annual total return represents the average compounded rate of return on a hypothetical initial investment of $1,000. It is calculated by comparing the hypothetical $1,000 investment in a Sub-Account to the hypothetical surrender value of the investment at the end of a period. The periods that we normally include are 1 year, 5 year and 10 year periods. If a Contract has not been available for the complete period, we include the period for which it was available.


Average annual total return reflects historical investment results and expenses of the Sub-Account for a specific period. It does not include any deductions for premium taxes.


Non-Standardized Performance Information
We may use other performance information, such as cumulative total return and total return for other periods of time. We may compare the performance of a Sub-Account to the performance of other separate accounts or investments as listed in rankings prepared by independent organizations that monitor the performance of separate accounts and other investments. We may also include evaluations of the Sub-Accounts published by nationally recognized ranking services or by nationally recognized financial publications.

Annuity Income Payment Options

Annuity Phase
During the annuity phase, we will make periodic annuity income payments based on the annuity income payment option you choose (1A, 1B, 2A, 2B) as described on the following page. In the Contract, we refer to annuity income payment options as payout plans.

Determining the Income Date
Annuity income payments start on a specific date called the Income Date. The Income Date is shown on page 3 of your Contract. If you do not select an Income Date, the Income Date will be based on the birthday of the Annuitant. The Annuitant is a natural person selected by you whose life is used to determine the duration and amount of any annuity payments.

Generally, the Income Date is the first anniversary of your Contract Date on or after the Annuitant's 80th birthday. If your Contract has not been in effect for 10 years on the Annuitant's 80th birthday, the Income Date will be the 10th anniversary of your Contract Date.

You can change the Income Date by writing to us. We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change the Income Date.

Choosing the Payee
You choose the person or persons to receive the annuity income payments. If you do not select someone, the Annuitant will automatically receive the annuity income payments. You can change the person you selected at any time by writing to us. If the person you select to receive annuity income payments dies, you will receive the annuity income payments unless you select another payee.

Determining the Payment Amount
Annuity income payment amounts are based on the Surrender Value of your Contract on the Income Date and the payment option you choose.

Under all payment plans, we guarantee that you will earn interest at a minimum rate of 3% each year.

Choosing the Frequency
Generally, we make annuity income payments monthly. You can request annuity income payments on a quarterly, semiannual, or annual basis. If the Surrender Value of your Contract is less than $1,000, we make one annuity income payment in an amount equal to the Surrender Value. If each periodic payment will be less than $50, we will change the frequency of the payments to increase the amount of each periodic payment to at least $50.

Choosing the Payment Option
You can select one of the four annuity income payment options described below at any time before the Income Date.Some states may limit the availability of payment options.You can change the payment option you selected by writing to us.We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change your payment option.

If you do not elect an annuity payment plan, Life Income Option 2A (monthly payments guaranteed for 10 years) will apply.

                                           Overview of Annuity Income Payment Options
                                           Fixed Period -- you select the number of years.
         Installment Income Option 1A
--------------------------------------------------------------------------------


                                           Fixed Amount -- you select the amount of the monthly payment.
         Installment Income Option 1B
--------------------------------------------------------------------------------


                                           One Life -- we make payments as long as the Annuitant lives.
                Life Income Option 2A
--------------------------------------------------------------------------------


                                           Joint and Survivor -- we make payments as long as either the
                                           Annuitant or another designated person lives.
                Life Income Option 2B
--------------------------------------------------------------------------------

                                                Annuity Income Payment Options

                              Fixed Period
                              Monthly Payment Amount:  Based on the Surrender Value of your Contract and the number of years in the payment period. The monthly payments will remain the same throughout the payment period.
                              Payment Period:  You select the number of years, but no more than 30.
                              Special Rule for Qualified Contract:  Payment period may not extend beyond
Installment Income            the life expectancy of the Annuitant.
Option 1A                     Option to Request Lump Sum Payment:  Available at any time.
-----------------------------------------------------------------------------------------------------------

                              Fixed Amount
                              Monthly Payment Amount:  You select the amount, which must be at least $5 for each $1,000 of Surrender Value. For example, if your Surrender Value is
                              $60,000, the minimum monthly payment amount is $300 ($5 x 60). The monthly payments will remain the same throughout the payment period.
                              Payment Period:  Payments are made until the entire amount, including interest, is paid.
                              Special Rule for Qualified Contract:  Payment period may not extend beyond
Installment Income            the life expectancy of the Annuitant.
Option 1B                     Option to Request Lump Sum Payment:  Available at any time.
-----------------------------------------------------------------------------------------------------------

                              One Life
                              Monthly Payment Amount: Based on the Surrender
                              Value of your Contract, the age and gender of the
                              Annuitant on the date of the first payment, and
                              the number of years chosen for guaranteed
                              payments. The monthly payments will remain the
                              same throughout the payment period. Payment
                              Period: You select 10 or 20 years as the
                              guaranteed payment period. We make payments for as
                              long as the Annuitant lives even if the Annuitant
                              lives longer than the selected period. For
                              example, if you select a 10-year guaranteed
                              payment period and the Annuitant lives for 12
                              years, we make payments for 12 years. Special Rule
                              for Qualified Contract: Payment period may not
                              extend beyond the life expectancy of the Annuitant
                              or the joint life expectancies of the Annuitants.
        Life Income Option to Request Lump Sum Payment: Not available after the first payment Option 2A is made.
-----------------------------------------------------------------------------------------------------------

                              Joint and Survivor
                              Monthly Payment Amount: Based on the Surrender
                              Value of your Contract and the age and gender of
                              the Annuitant and another designated person on the
                              date of the first payment. The monthly payments
                              will remain the same throughout the payment
                              period. Payment Period: Based on the lifetimes of
                              the Annuitant and another designated person.
                              Payments continue as long as either person is
                              living. If either person dies before the first
                              payment, we make annuity payments during the
                              survivor's lifetime under Life Income Option 2A
                              guaranteed for 10 years. Special Rule for
                              Qualified Contract: Payment period may not extend
                              beyond the life expectancy of the Annuitant or the
                              joint life expectancies of the Annuitants.
        Life Income           Option to Request Lump Sum Payment:  Not available after the first payment
        Option 2B             is made.
-----------------------------------------------------------------------------------------------------------

Guaranteed Death Benefit


If the Annuitant dies before the Income Date, we will pay a guaranteed death benefit instead of annuity payments.

You select one or more person(s) who will receive this death benefit. These people are called beneficiaries. You can change your beneficiaries at any time by writing to us.

To determine the death benefit amount, we must receive proof of death of the Annuitant and payment instructions for the beneficiary. If we do not receive payment instructions for the beneficiary within 60 days of receipt of the proof of death, we may pay the beneficiary in one lump sum.

Based upon the date we receive the proof of death and payment instructions, we calculate the amount of the death benefit according to the following table:


Annuitant dies before annuity payments begin, before the first day of the calendar month after the annuitant's 80th birthday.

The death benefit amount will equal the greater of the following 2 amounts:

   o The Contract Value on the date we receive proof of death of the Annuitant and payment instructions for the beneficiary.

   o The sum of all purchase payments minus any amounts withdrawn

Annuitant dies before annuity payments begin but on or before the first day of the calendar month after the annuitant's 80th birthday.

The death benefit amount will equal the Contract Value on the day we receive proof of death of the Annuitant and payment instructions for the beneficiary.

Annuitant dies annuity income payments begin.

Any remaining benefits will be paid based on the annuity income payment option in effect.

WSLAC
Western-Southern Life Assurance Company (WSLAC) is a stock life insurance company organized under the laws of the State of Ohio on December 1, 1980. It is a wholly-owned subsidiary of The Western and Southern Life Insurance Company, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888. Both companies issue insurance and annuity contracts and are located at 400 Broadway, Cincinnati, Ohio 45202.

Separate Account 2
WSLAC established Separate Account 2 (SA2) under Ohio law on June 1, 1994. SA2 supports the Contracts and certain other variable annuity contracts that it issues. SA2 is registered with the SEC as a unit investment trust. We may operate SA2 as a management investment company or any other form permitted by law. We may also deregister SA2 if registration with the SEC is no longer required.


SA2 is currently divided into 18 Sub-Accounts: SA2 holds the investments allocated to the Sub-Accounts by the owners of the Contracts. It also holds assets for the benefit of owners of certain other variable annuity contracts that it issues. SA2 invests the assets of each Sub-Account in the corresponding Fund. The investment objective of a Sub-Account and the Fund in which it invests are identical.


WSLAC owns SA2's assets but it separates SA2's assets from its general account assets and the assets of its other separate accounts. Liabilities from any other businesses conducted by WSLAC will not be charged to SA2's assets. We hold SA2's assets exclusively for the benefit of owners and beneficiaries of the Contracts and certain other variable annuity contracts issued by SA2. WSLAC is obligated to pay all benefits provided under the Contracts.

The income, capital gains and capital losses of each Sub-Account are credited to or charged against the assets of that Sub-Account without regard to the income, capital gains or capital losses of any other Sub-Account or WSLAC.

Underwriters


Touchstone Securities, Inc. is the distributor of the Contracts. Its principal business address is 311 Pike Street, Cincinnati, Ohio 45202. Touchstone Securities is a wholly-owned subsidiary of IFS Financial Services, Inc., a wholly-owned subsidiary of WSLAC.


Touchstone Securities pays sales commissions to persons or entities that sell the Contracts. These persons are called dealers. Sales commissions may be calculated as a percentage of the purchase payments received for a Contract or a percentage of the Contract Value (sometimes called a trail commission). Sales commissions may also be based on a dealer's total sales and other performance factors (sometimes called production bonuses). Touchstone Securities may also pay dealers for other services not directly related to contract sales.

Voting Rights

Because each Sub-Account invests in a corresponding Fund, WSLAC is entitled to vote at any meeting of the Fund's shareholders. WSLAC, on behalf of SA2, votes the shares of a Fund that are held by a Sub-Account according to the instructions of the owners of Contracts who have invested in that Sub-Account.

If you have money in a Sub-Account on the record date for a meeting of the shareholders of the corresponding Fund, we will ask you for voting instructions. Your voting instructions will apply to a specific number of Fund shares. We will calculate this number by determining the percentage of a Sub-Account that you own and applying this percentage to the total number of Fund shares that the Sub-Account owns.

We will mail materials to you at least 14 days before the shareholder meeting so you can provide your voting instructions to us. If we do not receive voting instructions from you, we will still vote the shares for which you are entitled to provide instructions. We will vote these shares in the same proportion as the voting instructions received by Contract owners who provide instructions. If WSLAC itself is entitled to vote at the shareholder meeting, it will vote its shares in the same manner.

We may not ask Contract owners for voting instructions if the applicable rules and regulations change and permit us to vote the shares of a Fund. We may also change the manner in which we calculate the number of shares for which you can provide voting instructions if the applicable rules and regulations change.

We may disregard the voting instructions of Contract owners under certain circumstances and state insurance regulators may require us to disregard these instructions under certain circumstances. If we disregard the voting instructions we receive, we will include a summary of our actions in our next report to you.

Confirmations and Statements
We will send you a confirmation of each purchase payment and other transactions, such as transfers and partial withdrawals. We will also send you a statement each year showing the value of your investment in the Sub-Accounts.

If you have invested money in a Sub-Account, you will also receive semi-annual reports for SA2. These semi-annual reports will include a list of portfolio securities held by the underlying Fund.

Processing Guidelines
We use certain guidelines to determine when we will process your Contract application and other instructions. These processing guidelines determine your Contract Date and the effective date of instructions that you send to us. The effective date depends upon the time of day we receive your application or your instructions, whether the New York Stock Exchange is open at that time and whether your application and instructions are in good order.

If we receive an incomplete application or incomplete instructions from you, we will contact you for more information. If we have not received all the application information that we need within 5 business days of the day we received your application, we will return your initial purchase payment to you unless you tell us not to return it.

If you are the sole owner of your Contract, you must sign your Contract application and other instructions. If you and another person are joint owners of your Contract, you and your joint owner must both sign your Contract application and other instructions.


Security Procedures
We have established security procedures for telephone transfers, such as recording telephone calls. In the future we may also require a personal identification number (PIN). We will not be liable for losses due to unauthorized or fraudulent telephone instructions if we follow reasonable security procedures and reasonably believe the instructions are genuine.

Misstatement of Age or Gender
If the age or gender of the Annuitant is misstated in information sent to us, we will change any benefits under the Contract to those benefits that your purchase payments would have purchased if the correct age and gender had been stated. If we do not discover the misstatement until after annuity payments have started, we will deduct any overpayments, plus compound interest, from subsequent payments and we will pay any underpayments, plus compound interest, in a lump sum.

Assignment
Generally, you may assign your Contract, but you may assign a Contract purchased in connection with a retirement plan only if assignment is permitted under applicable law and the documents governing the plan. We will not be bound by any assignment until written notice of the assignment is received and recorded at the Touchstone Variable Annuity Service Center. Your rights and the rights of your beneficiary will be affected by an assignment. We are not responsible for the validity or tax consequences of any assignment.

Loans
You may be permitted to take a loan from your Contract if you purchased it in connection with a 403(b) plan and the plan documents permit such loans. Loans are not permitted under any other type of Contract.

No Dividends
The Contracts are "non-participating", which means that they do not pay dividends. The investment results of the investment options that you choose are reflected in your benefits.

Year 2000 Information
WSLAC began its effort to address the Year 2000 Compliance issue prior to 1990. As of January 1, 1999, the internal effort is complete. All computer equipment and software systems, communications equipment and software, and any affected building equipment and facilities are expected to properly calculate, process and use dates before, during and after January 1, 2000 without error or interruption. In addition to its internal efforts, WSLAC has a Year 2000 Task Force in place to monitor the Year 2000 efforts of its critical business partners and suppliers. Should this Task Force determine that the Year 2000 efforts of any of these partners or suppliers will not be adequate, WSLAC will develop contingency plans to address any issues which may arise.

Financial Statements and Additional Contract
Information
Financial statements of WSLAC and SA2 are included in the Statement of Additional Information along with additional information about the Contracts. The table of contents of the Statement of Additional Information is included on page 47. For a free copy, call the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2).

The following discussion summarizes the impact of certain federal income tax laws on contributions to, earnings of and distributions from a Contract. It is based on our understanding of these laws as they are currently in effect and interpreted. It is not tax advice. You should consult your own tax advisor before you purchase a Contract. Because this is a summary, it does not contain all the information that may be important to you.

The impact of federal income taxes on your investment in a Contract depends, among other things, on the following factors:

     s    WSLAC's tax status

     s    The tax status of the Contract

     s    Your tax status

     s    The tax status of your beneficiary

     s    The tax status of the person you select to receive annuity payments

Your investment may also be affected by changes that occur in the federal income tax laws and by other tax laws, such as state or local income tax laws, federal estate and gift tax laws and local estate and other similar laws. The effects of such other laws on your investment in a Contract are not discussed in this summary.


The following discussion assumes "you" are the owner of a Contract, or, when the Contract is in connection with a retirement plan that is described below as a Qulified Plan, "you" are the plan participant for whose benefit the contract is purchased.

Tax Status ofWSLAC
WSLAC is taxed as a life insurance company. Because the operations of the SA2 are part of WSLAC, WSLAC is responsible for any federal income taxes related to the income of the SA2 and its Sub-Accounts. You are responsible for all taxes related to your investment in a Contract.

Tax Status of the Contract
We believe that any Contract will be treated as an "annuity contract" under the Internal Revenue Code (Code) and thus will provide the federal income tax consequences discussed in this summary. We do not, however, guarantee the tax status of any Contract. You bear the complete risk that any Contract you own may not be treated as an "annuity contract" under the Code. A more detailed discussion of various matters that might affect your Contract's status as an "annuity contract" is included in the Statement of Additional Information.

If a Contract you own is not treated as an "annuity contract", the earnings allocable to your investment in the Contract will be included in your income for federal income tax purposes on a current basis, even if you have not yet received payments from the Contract.

The discussions which follow entitled "Tax Treatment of Non-Qualified Contracts" and "Tax Treatment of Qualified Contracts" will apply only if the applicable Contract is treated as an "annuity contract" under the Code.

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ooo The cost basis of your NonQualified Contract is generally the sum of your purchase payments for the Contract.


Tax Treatment of Non-Qualified Contracts
The information in this section of the Prospectus relates to Contracts that are not purchased in connection with a retirement plan or program which qualifies under Section 401, 403(b), 408, 408A or 457 of the Code. In this section of the Prospectus, these Contracts will be called "Non-Qualified Contracts."


A Non-Qualified Contract is intended to be a tax-deferred investment. This means that, if the Contract qualifies as an "annuity contract" under the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Non-Qualified Contract until you make a withdrawal from the Contract, surrender it or start receiving annuity payments from it. When you make a withdrawal from your Non-Qualified Contract, surrender it or receive an annuity payment from it, you will have to include in income for federal income tax purposes the portion of the payment that reflects investment earnings (but no other part of the payment which reflects an amount that has already been included in your income for federal tax purposes).


Different rules may apply to an owner of a Non-Qualified Contract that is not a natural person, such as a corporation or trust. If the owner of a Non-Qualified Contract is not a natural person, you should consult a tax advisor for more information about these rules.

The following discussion in this section explains how the general principles of tax-deferred investing apply to a Non-Qualified Contract when the owner of such Contract is a natural person. The discussion assumes at all times that your Non-Qualified Contract will be treated as an "annuity contract" under the Code.

Tax Treatment of Purchase Payments
Generally, any purchase payments that you invest in your Non-Qualified Contract will not be deductible in determining your federal income tax.

Tax Treatment of Withdrawals, Surrenders and
Distributions
You will generally have to include in income for federal income tax purposes the portion of any payment from your Non-Qualified Contract that exceeds the portion of the cost basis (or principal) of the Contract which is allocable to such payment. The difference between the cost basis and the value of your Non-Qualified Contract represents the increase in the value of the Contract. The taxable portion of a payment from your Non-Qualified Contract is generally taxed at your marginal income tax rate.


Tax Treatment of Partial Withdrawals and Surrenders
Partial Withdrawals. A partial withdrawal refers to a withdrawal from your Non-Qualified Contract that is less than its total value and is not paid in the form of an annuity. Usually, a partial withdrawal of the value of your Non-Qualified Contract will be treated for tax purposes as coming first from earnings (which represent the increase in the value of the Contract). This portion of the withdrawal will be included in your income for federal income tax purposes.

After the earnings portion is exhausted, the remainder of any partial withdrawal will be treated as coming from your principal in the Contract (generally the sum of the purchase payments; it also may include any employer or other payments for the Contract that were previously included in your income for federal income tax purposes). This portion of the withdrawal will not be included in your income for federal income tax purposes.


If your Non-Qualified Contract contains investments made prior to August 14, 1982, a partial withdrawal from the Contract will be treated, to the extent it is allocable to such pre-August 14, 1982 investments, as coming first from principal and then, only after the principal portion is exhausted, from earnings.

Surrenders. If you surrender your Non-Qualified Contract and receive a lump sum payment of its entire value, the portion of the payment that exceeds your then remaining cost basis in the Contract will be included in your income for federal income tax purposes. You will not include in income for federal income tax purposes the part of the payment that is equal to such cost basis.

Tax Treatment of Annuity Payments
If you receive annuity payments from your Non-Qualified Contract, a fixed portion of each payment is generally excludable from income for federal income tax purposes as a tax-free recovery of your cost basis in the Contract and the balance is included in income for such purposes.

The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing your cost basis in the Contract at the time the annuity payments begin by the expected return under such Contract).

If the annuity payments continue after your cost basis has been recovered, such additional payments will generally be included in full in income for federal income tax purposes.


For the above purposes, your cost basis in the Contract will be reduced to reflect the value of any period certain or refund guarantee form in which the annuity payments are to be made, if applicable.


Penalty Tax on Distributions
Generally, a penalty equal to 10% of the amount of any payment that is includable in your income for federal income tax purposes will apply to any distribution you receive from a Non-Qualified Contract in addition to ordinary income tax.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     s    A distribution that is made on or after the date you reach age 59 1/2

     s    A distribution that is made on or after your death


     s A distribution that is made when you are totally disabled (as defined in Section 72(m) of the Code)
     s A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Contract

     s A part of a distribution that is attributable to your investment in the Contract prior to August 14, 1982

     s A distribution that is paid as an immediate annuity (within the meaning of Section 72(u)(4) of the Code)

Tax Treatment of Assignments
An assignment or pledge by you of your Non-Qualified Contract may be treated as if it were a payment to you of all or part of the value of the Contract and therefore may be a taxable event. You should consult your own tax advisor before you assign or pledge your Non-Qualified Contract.

Required Distributions
To qualify as an "annuity contract" under the Code, your Non-Qualified Contract must meet certain distribution requirements in the event you die.


Generally, if you die before annuity payments begin under the Contract, the amounts accumulated under your Non-Qualified Contract either must be distributed within five years of your death or must begin to be paid within one year of your death under a method that will pay the entire value of the Contract over the life (or a period not extending beyond the life expectancy) of your designated beneficiary under the Contract.

Special rules apply, however, if your beneficiary under the Contract is your surviving spouse. If your spouse is your beneficiary under the Contract, these rules involving required distributions in the event of death will be applied as if your surviving spouse had been the original owner of the Contract.

If you die after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at your death (unless such method provides that payments stop at your death).

Withholding
Payments received from your Non-Qualified Contract are, to the extent includable in your income for federal income tax purposes, generally subject to federal income tax withholding, unless you elect not to have taxes withheld and you notify us that you are making this election.

Your tax status, the type of distribution and any election you make as to the withholding amount that is to apply will determine how much money must be withheld if you fail to elect out of withholding.

Multiple Non-Qualified Contracts
All Non-Qualified Contracts that are issued to you by the same company within a calendar year period are generally treated as one Contract for purposes of determining the tax consequences of any distribution, and this may cause adverse or unanticipated tax consequences. As a result, you should consult a tax advisor before purchasing more than one Non-Qualified Contract in any calendar year period in order to discuss the effect of such multiple purchases.


Tax Treatment of Qualified Contracts
The information in this section of the Prospectus relates to Contracts that are purchased in connection with certain retirement plans. In this section of the Prospectus, these retirement plans will be called "Qualified Plans" and Contracts purchased in connection with Qualified Plans will be called "Qualified Contracts".

A Qualified Contract is intended to be a tax-deferred investment. This means that, if the Qualified Contract and the Qualified Plan under which it was purchased meet certain applicable rules of the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Qualified Contract until you make a withdrawal from the Contract, surrender it or start receiving annuity payments from it.

When you make a withdrawal from your Qualified Contract, surrender it or receive an annuity payment from it, you will generally have to include in income for federal income tax purposes the entire amount of the payment (except to the extent it reflects your own "after-tax" contributions to the Contract or any other cost basis you may have under the Contract).

Types of Qualified Contracts

The Qualified Contracts are designed to be suitable for use with the following types of Qualified Plans:

s Traditional IRAs (individual
       retirement annuities under Section 408 of the Code)

     s Roth IRAs (individual retirement annuities under Section 408A of the Code)

     s Section 401 plans (plans qualified under Section 401(a) of the Code, such as profit sharing plans, including so-called 401(k) plans and money purchase pension plans)

     s Section 403(b) plans (tax sheltered annuities under Section 403(b) of the Code)

     s Section 457 Deferred Compensation plans (deferred compensation plans under Section 457 of the Code)


     s    SEPs (simplified Employee Pension Plans under Section 408(k) of the
          Code)

     s SIMPLE IRAs (Savings Incentive Match Plans for Employees under Section 408(p) of the Code)

     s    Texas ORP Plans (State of Texas Optional Retirement Program plans)

Because of the minimum purchase payment requirements, Qualified Contracts may not be appropriate for some retirement plans.

Limitations Imposed by the Code or the Qualified Plan
In most cases, the Code places limitations and restrictions on how a Qualified Plan can be designed and operated. These limitations and restrictions relate to various issues, including:

     s    Amounts of allowable contributions

     s    Form, manner and timing of distributions

     s    Vesting and nonforfeitability of interests


     s Nondiscrimination in eligibility, participation, contributions and benefits

     s    Tax treatment of distributions, withdrawals and surrenders

     s Withdrawal from the plan, such as while the plan participant is still employed by the employer of the plan s Receipt and taxation of loans

A Qualified Contract that is issued under or in connection with a Qualified Plan is subject to the terms and conditions of the Qualified Plan. If the information in the Qualified Plan documents differs from the information in the Qualified Contract, you should rely on the information in the Qualified Plan.

Tax Consequences of Participating in a Qualified Plan
The tax consequences of participating in a Qualified Plan vary with the type of plan and the terms and conditions of the plan. Various penalty and excise taxes may apply to contributions to or distributions from a Qualified Contract if the contributions or distributions violate the limitations of the Qualified Plan or the Code. Certain restrictions and penalties may apply to withdrawals and surrenders from a Qualified Contract.

Traditional and Roth IRAs. To help you understand the tax consequences of purchasing a Qualified Contract in connection with a Traditional IRA or a Roth IRA, we will provide you with an IRA Disclosure Statement.


Section 401 Plans and Section 403(b) Plans. To help you understand the tax consequences of purchasing a Qualified Contract in connection with a Section 401 plan or a Section 403(b) plan, we have included a supplement in this Prospectus as to such Plans. The supplement summarizes certain federal income tax laws and is based on our understanding of these laws. Because the supplement is a summary, it does not contain all the information that may be important to you. The supplement is for general informational purposes only.

Texas Optional Retirement Program. To help you understand the tax consequences of purchasing a Qualified Contract in connection with the Texas Optional Retirement Program, we have included a supplement in this Prospectus as to this Program. The supplement summarizes certain state and federal income tax laws and is based on our understanding of these laws. Because the supplement is a summary, it does not contain all the information that may be important to you. The supplement is for general informational purposes only.

Other Qualified Plans. You should contact your own tax advisor for more information about the tax consequences of investing in a Qualified Contract in connection with a Section 457 Deferred Compensation plan, a SEP or a SIMPLE IRA plan.


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ooo The tax rules regarding Qualified Plans are complex, change frequently and will have different applications depending on individual facts and circumstances. You should consult your own tax advisors before you purchase a Qualified Contract.

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oooAccumulation Unit

A unit of measure used to calculate a Contract owner's share of a Sub-Account. Although it is not the same as a mutual fund share, it is similar.


ooo Accumulation Unit Value

The dollar value of an Accumulation Unit in a Sub-Account.




Accumulation Unit Value
The Accumulation Unit Values shown in the table below are for an Accumulation Unit outstanding throughout the periods. An explanation of how Accumulation Unit Value is calculated is located on page in this Prospectus.


                         Years Ended    Unit Value at       Unit Value at   Number of Units
                         December 31    Beginning of Year   End of Year     at End of Year
                               1995*
                               1996
               Touchstone      1997
          Emerging Growth      1998

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                               1995*
                               1996
               Touchstone      1997
     International Equity      1998

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                               1995*
                               1996
               Touchstone      1997
       Income Opportunity      1998

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               Touchstone
             Value Plus**      1998**
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                               1995*
                               1996
               Touchstone      1997
          Growth & Income      1998

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                               1995*
                               1996
                               1997
      Touchstone Balanced      1998

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                               1995*
                               1996
                               1997
          Touchstone Bond      1998

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                               1995*
                               1996
               Touchstone      1997
           Standby Income      1998

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* Operations began on February 23, 1995

** Operations began on May 1, 1998

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ooo Because the provisions of Section 401 plans and Section 403(b) plans vary from plan to plan, you should contact your plan administrator for additional information.



Federal Income Tax Information
Section 401 Plans and Section 403(b) Plans
Section 401(a) of the Code permits sole proprietorships, partnerships, corporations and certain other organizations operating businesses to establish various types of Qualified Plans (called "Section 401 plans" in this Supplement) for their employees (and, if applicable, those self-employed persons working in the businesses). A Qualified Contract may be purchased to provide benefits to a participant in a Section 401 plan.

Section 403(b) of the Code permits public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code to purchase Qualified Contracts as "tax sheltered annuities" (called "Section 403(b) plans" in this Supplement) for their employees.

The Code places limitations and restrictions on all Section 401 and Section 403(b) plans, but the specific rules set forth in the applicable plan will also affect how the plan works. If the information in the Qualified Plan documents differs from the information in the Qualified Contract or in this Supplement, you should rely on the information in the Qualified Plan documents.

This discussion explains certain federal income tax rules applicable to a Qualified Contract purchased in connection with a Section 401 or a Section 403(b) plan. This discussion assumes at all times that the Contract qualifies as an "annuity contract" and a "Qualified Contract", and that the plan to which it relates qualifies as a "Qualified Plan" under the Code.

Tax Treatment of Contributions
Other than "after-tax" contributions made by you to a Section 401 plan, contributions to a Section 401 or a Section 403(b) plan generally are not included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.

Tax Treatment of Distributions
Except for the special tax treatments described below, any distributions from a Qualified Contract purchased in connection with Section 401 or Section 403(b) plans generally are included in income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

Special Tax Treatment for Lump Sum Distributions from a Section 401 Plan. If you receive (or your beneficiary receives) an amount from a Qualified Contract as part of a distribution from a Section 401 plan and the distribution qualifies as a lump sum distribution under the Code, the portion of the distribution that is included in income may be eligible for special tax treatment. Your plan administrator should provide you with information about the tax treatment of a lump sum distribution at the time you receive such a distribution.

Special Rules for Distributions That Are Rolled Over. In addition, special rules apply to a distribution from a Qualified Contract that relates to a Section 401 or a Section 403(b) plan if such distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 days of receipt:

     s    To a Traditional IRA or to an individual retirement account under
          Section 408 of the Code (and the rollover is being made by you or your spouse as beneficiary)

     s    To another Section 401 plan or a certain kind of annuity plan under
          Section 403(a) of the Code (if the distribution is from a Section 401 plan and the rollover is being made by you)

     s To a Section 403(b) plan (if the distribution is from a Section 403(b) plan and the rollover is being made by you)

These special rules only apply to distributions that qualify as "eligible rollover distributions" under the Code. In general, a distribution from a
Section 401 Plan or Section 403(b) plan will be an eligible rollover distribution except to the extent:

     s It represents the return of your "after-tax" contributions or is not otherwise includable in income

     s It is part of a series of payments made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your beneficiary under the plan or for a period of less than ten years

     s It is a required minimum distribution under Section 401(a)(9) of the Code as described below s It is made from a Section 401 plan by reason of a hardship

Required minimum distributions under Section 401(a)(9) include the following required payments:

     s Required payments for the calendar year in which you reach age 70 1/2 or any later calendar year

     s If the plan is a Section 401 plan that is not maintained by certain governmental or church-sponsored organizations and if you are not treated under the Code as owning 5% or more of the employer of the applicable plan, required payments for the later of the calendar year in which you reach age 70 1/2 or the calendar year you terminate employment with the employer or for any later calendar year

The administrator of the applicable Section 401 or Section 403(b) plan should provide additional information about these rollover tax rules when a distribution is made.

Distributions in the Form of Annuity Payments. If any distribution is made from a Qualified Contract that relates to a Section 401 or Section 403(b) plan and is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a fixed portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to your "after-tax" contributions to the Contract (and any other cost basis you have in the Contract). To the extent the payment exceeds such portion, it is includable in income for federal income tax purposes.

The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. In very general terms, these detailed rules determine such excludable amount by dividing your "after-tax" contributions and other cost basis in the Contract that remain in the plan at the time the annuity payments begin by the anticipated number of payments to be made under the Contract. If the annuity payments continue after the number of anticipated payments has been made, such additional payments will generally be included in full in income for federal income tax purposes.


Withholding. If any part of a distribution from a Qualified Contract that relates to a Section 401 or a Section 403(b) plan is eligible for rollover, but is not directly rolled over to a Traditional IRA or another eligible employer plan or account pursuant to your election, it is generally subject to federal income tax withholding at a rate of 20%.

Any taxable part of a distribution from a Qualified Contract that is not eligible for a direct rollover is subject to different withholding rules that are described in the Code. You can generally elect completely out of withholding as to such part.

Penalty Tax on Withdrawals
Generally, there is a penalty tax equal to 10% of the portion of any payment from a Qualified Contract issued in connection with a Section 401 or a Section 403(b) plan that is included in your income for federal income tax purposes.

This 10% penalty will not apply if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:


     s    A distribution that is made on or after the date you reach age 59 1/2

     s A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account

     s    A distribution that is made on or after your death

     s A distribution that is made when you are totally disabled (as defined in Section 72(m) of the Code)

     s A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Qualified Contract

     s A distribution that is made to you by reason of your separation from service with the employer of the applicable plan during or after the calendar year in which you reach age 55

     s A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under

          Section 213 of the Code (determined without regard to whether or not you itemize deductions)


       s A distribution that is made to an alternate payee of yours pursuant to a Qualified Domestic Relations Order (that meets the conditions of Section 414(p) of the Code)

Required Distributions
Distributions from a Qualified Contract issued in connection with a Section 401 or a Section 403(b) plan must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

     s Required distributions generally must start by April 1 of the calendar year following the calendar year in which you reach age 701 1/42.

     s If a Section 401 plan is involved (except for a Section 401 plan maintained by certain governmental or church-sponsored organizations) and you are not considered a 5% or more owner of the employer of the plan under the rules of the Code, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which you reach age 701 1/42 or the calendar year in which you terminate employment with the employer.

     s When distributions are required under the Code, a certain minimum amount, determined under the Code and regulations issued thereunder, must be made each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death. The applicable plan documents should contain such rules.

Special Provisions
Loans. Qualified Contracts used for Section 403(b) plans generally allow you to borrow money from such Contracts. In addition, certain Section 401 plans may allow you to borrow money from a Qualified Contract that is used for such plans.

In order to meet the rules of the Code so that such loans are not considered taxable distributions when made, such loans must generally meet the rules listed below:


     s    The amount of each loan must generally be at least $1,000.

     s The interest rate on each loan must be comparable to the rate charged by commercial lenders for similar loans.

     s The loan must be repaid in substantially equal payments made at least quarterly.

     s Generally, you cannot surrender or annuitize the Contract while a loan is outstanding.

     s There may also be restrictions on the maximum time for repaying the loan.

A Section 403(b) or a Section 401 plan may contain additional or different rules on loans from a Qualified Contract. The administrator of the applicable Section 403(b) or Section 401 plan should be able to provide information about these rules.

Withdrawal Limitations. The Code limits the withdrawal of amounts from a Qualified Contract used for a Section 401 or Section 403(b) plan to the extent it is attributable to contributions made pursuant to a salary reduction agreement or other cash or deferred arrangement. This limit applies in a Qualified Contract used for a Section 403(b) plan only to the extent the withdrawal is attributable to contributions made after December 31, 1988.

If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age 591 1/42, when you separate from service with the employer of the plan, when you become totally disabled or in the case of your hardship. Withdrawals for hardship do not include earnings allocated for you under the plan after 1988.

You should consult your own tax advisor about the tax consequences of and rules for a loan or a withdrawal from a Section 401 or Section 403(b) plan.

State of Texas Optional Retirement Program
The Contract is eligible for the State of Texas Optional Retirement Program
(ORP). Plans established under the Texas ORP will be referred to as "Texas ORP Plans" in this Supplement. Contracts purchased in connection with Texas ORP Plans will be referred to as "ORP Contracts" in this Supplement.

ORP Contracts
Eligible Participants. An ORP Contract may be purchased to provide benefits to a participant in a Texas ORP Plan. Employees of Texas "state supported institutions of higher education" may direct contributions and transfers to an ORP Contract. "State supported institutions of higher education" are defined in
Section 51.351 of Subchapter G of Title 3 of the Higher Education Code of the State of Texas.

Employer Premiums. Employer premiums are purchase payments applied to the ORP Contract that are attributable to employer contributions other than contributions made through a salary reduction agreement. Employer premiums are subject to vesting under the rules governing Texas ORP Plans.

Loans. Participants in a Texas ORP Plan are not allowed to borrow money from an ORP Contract.

Distributions. Distributions from an ORP Contract are considered to have begun if:

     s Distributions are made on account of you reaching your required beginning date

     s Before the required beginning date, irrevocable distributions commence over a period permitted and in an annuity form acceptable under
          Section 1.401(a)(9) of the Regulations

Distributions of funds from an ORP Contract may only be made upon the occurrence of a "distributable event" Title 8, Chapter 830.105 of the Texas Government Code defines "distributable event" as death, retirement, termination of employment in all public institutions of higher education in Texas, or attainment of age 701 1/42.

Specific Plan Rules. The Internal Revenue Code and Texas laws place limitations and restrictions on Texas ORP Plans, but the specific rules set forth in the applicable plan will also affect how the plan works. Because the provisions of Texas ORP Plans vary from plan to plan, you should contact your plan administrator for additional information. If the information in the Texas ORP Plan documents differs from the information in the ORP Contract or in this Supplement, you should rely on the information in the Texas ORP Plan documents.

Federal Income Tax Information
This discussion explains certain federal income tax rules applicable to an ORP Contract. This discussion assumes at all times that the Contract qualifies as an "annuity contract" under the Code, the Contract qualifies as an "ORP Contract" under Texas law and the plan to which it relates qualifies as a "Texas ORP Plan" under Texas law.

The specific rules related to ORP Contracts and Texas ORP Plans discussed in Section A above, such as the rules on when distributions may be made from an ORP Contract, are applicable in addition to the federal income tax rules discussed in the previous section.

Tax Treatment of Contributions
Contributions to a Texas ORP Plan generally are not included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.

Tax Treatment of Distributions
Any distributions from a Texas ORP Plan generally are included in income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

In addition, special rules apply to a distribution from an ORP Contract if such distribution is properly rolled over in accordance with the provisions of the Code. The administrator of the applicable Texas ORP Plan should provide additional information about these rollover tax rules when a distribution is made.

Penalty Tax on Withdrawals
Generally, there is a penalty tax equal to 10% of the portion of any payment from an ORP Contract that is included in your income for federal income tax purposes.

This 10% penalty will not apply if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     s    A distribution that is made on or after the date you reach age 59 1/2

     s A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account

     s    A distribution that is made on or after your death

     s A distribution that is made when you are totally disabled (as defined in Section 72(m) of the Code)


     s A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the ORP Contract
     s A distribution that is made to you by reason of your separation from service with the employer of the applicable plan during or after the calendar year in which you reach age 55

     s A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under
          Section 213 of the Code (determined without regard to whether or not you itemize deductions)


     s A distribution that is made to an alternate payee of yours pursuant to a Qualified Domestic Relations Order (that meets the conditions of Section 414(p) of the Code)


Required Distributions Under the Code
Distributions from an ORP Contract must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

     s Required distributions generally must start by April 1 of the calendar year following the calendar year in which you reach age 70 1/2.

     s If you do not terminate your employment until after age 70 1/2, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which you reach age 701 1/42 or the calendar year in which you terminate employment with the employer.

     s When distributions are required under the Code, a certain minimum amount, determined under the Code and regulations issued thereunder, must be made each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death. The applicable plan documents will contain such rules.

Withdrawal Limitations Under the Code
The Code limits the withdrawal of amounts from an ORP Contract to the extent it is attributable to contributions made pursuant to a salary reduction agreement or other cash or deferred arrangement. If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age 591 1/42, when you separate from service with the employer of the plan, when you become totally disabled or in the case of your hardship. Withdrawals for hardship do not include earnings allocated for you under a Texas ORP Plan after 1988.

You should consult your own tax advisor about the tax consequences of and rules for a withdrawal from a Texas ORP Plan.

                                                                            Page

General ....................................................................   3

Safekeeping Of Assets ......................................................   3

Distribution Of The Contracts ..............................................   3

Sub-Account Performance ....................................................   4

Sub-Accounts Accumulation Unit Value .......................................   5

Fixed Annuity Income Payments ..............................................   6

Qualification As An "Annuity Contract" .....................................   7

Independent Accountants ....................................................   9

Financial Statements .......................................................   9

                     WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
                               SEPARATE ACCOUNT 2
                       TOUCHSTONE ADVISOR VARIABLE ANNUITY


                       FLEXIBLE PURCHASE PAYMENT DEFERRED
                           VARIABLE ANNUITY CONTRACTS

                          ----------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 1999

                          ----------------------------


         This Statement of Additional Information is not a prospectus, but contains information in addition to that set forth in the current prospectus dated May 1, 1999 (the "Prospectus") for certain variable annuity contracts ("Contracts") offered by Western-Southern Life Assurance Company ("WSLAC") through its Separate Account 2 ("SA2"), and should be read in conjunction with the Prospectus. Unless otherwise noted, the terms used in this Statement of Additional Information have the same meanings as those set forth in the Prospectus.

         A copy of the Prospectus may be obtained by calling the Touchstone Variable Annuity Service Center at 1-800-669-2796 (press 2) or by written request to WSLAC at P.O. Box 2850, Cincinnati, Ohio 45201-2850.

FORM 7135-9905
642318.02

                                TABLE OF CONTENTS
                                       OF
                       STATEMENT OF ADDITIONAL INFORMATION

                                                                PAGE

General..........................................................3

Safekeeping of Assets........................................... 3

Distribution of the Contracts................................... 3

Sub-Account Performance......................................... 3

Sub-Accounts Accumulation Unit Value............................ 5

Fixed Annuity Income Payments................................... 6

Qualification as an "Annuity Contract".......................... 6

         Diversification........................................ 6
         Excessive Control...................................... 7
         Required Distributions................................. 7

Independent Accountants......................................... 8

Financial Statements............................................ 9

GENERAL

         Except as otherwise indicated herein, all capitalized terms shall have the meanings assigned to them in the Prospectus.

         WSLAC is subject to regulation by the Ohio Department of Insurance, which periodically examines its financial condition and operations. WSLAC also is subject to the insurance laws and regulations of all jurisdictions in which it offers Contracts. Copies of the Contract have been filed with, and, where required, approved by insurance regulators in those jurisdictions. WSLAC must submit annual statements of its operations, including financial statements, to such state insurance regulators so that they may determine solvency and compliance with applicable state insurance laws and regulations.

         WSLAC and SA2 have filed a Registration Statement regarding the Contracts with the Securities and Exchange Commission under the Investment Company Act of 1940 and the Securities Act of 1933. The Prospectus and this Statement of Additional Information do not contain all of the information in the Registration Statement.

SAFEKEEPING OF ASSETS

         The assets of SA2 are held by WSLAC, separate from WSLAC's general account assets and any other separate accounts that WSLAC has or will establish. WSLAC maintains records of all purchases and redemptions of the interests in the Funds held by the Sub-Accounts. WSLAC maintains fidelity bond coverage for the acts of its officers and employees.

DISTRIBUTION OF THE CONTRACTS

         As disclosed in the Prospectus, the Contracts are distributed through Touchstone Securities, Inc. (the "Distributor"), which is a wholly-owned subsidiary of IFS Financial Services, Inc. ("IFS"). IFS is a wholly-owned subsidiary of WSLAC. The Distributor is a member of the National Association of Securities Dealers, Inc. The offering of the Contracts is continuous, and WSLAC does not anticipate discontinuing offering the Contracts, although it reserves the right to do so.

         Sales commissions attributable to the Contracts and paid by WSLAC to the Distributor and amounts retained by the Distributor are shown below for the periods indicated.

                                                                             Amounts
Period                                   Sales Commissions Paid        Retained by Distributor
------------------------------------------------ ------------------------------ ----------------------------
For the year ended December 31, 1996             $1,902,186            $305,688
For the year ended December 31, 1997             $7,686,342            $790,452
For the year ended December 31, 1998             $10,684,643           $1,437,628

SUB-ACCOUNT PERFORMANCE

         The performance of the Sub-Accounts may be quoted or advertised by WSLAC in various ways. All performance information supplied by WSLAC in advertising is based upon historical results of the Sub-Accounts and is not intended to indicate future performance of either one. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration. The value of an Accumulation Unit and total returns fluctuate in response to market conditions, interest rates and other factors.

         Average annual total returns are calculated by determining the average annual compounded rates of return over one, five and ten year periods (or since commencement of operations) that would equate an initial hypothetical investment to the ending redeemable value according to the following formula:

P (1 + T)n = ERV where:

         P        =        a hypothetical initial purchase payment of $1,000
         T        =        average annual total return
         n        =        number of years and/or portion of a year
         ERV      =        ending redeemable value of a hypothetical initial
                           purchase payment of $1,000 at the end of the applicable period

The following table sets forth the type of total return data for each of the Sub-Accounts that will be used in advertising, in each case for the period ended December 31, 1998.


                                                                                                        Total Return
                                                    Average Annual Total         Total Return For Year  Since Inception
Sub-Account                  Total Return for Year  Return Since Inception*      Measured by Change in Accumulation Unit Value**
-------------------------    ---------------------- ------------------------     -----------------------------------------------

Touchstone Emerging Growth

Touchstone International Equity

Touchstone Income Opportunity

Touchstone Value Plus

Touchstone Growth & Income

Touchstone Balanced

Touchstone Bond

Touchstone Standby Income

*Based on a period beginning February 28, 1995 (except for Touchstone Value Plus which is based on a period begining May, 1 1998).
**Calculated by determining the change in the Accumulation Unit Value from the beginning of the period to the end of the period and dividing such amount by the Accumulation Unit Value at the end of the period.

         While average annual total returns are convenient means of comparing investment alternatives, investors should realize that any Sub-Account's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of any Sub-Account.

         Average annual total return is calculated as required by applicable regulations. In addition to average annual total returns, a Sub-Account may quote cumulative total returns reflecting the simple change in value of any investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount.

         "Total return" or "average annual total return" quoted in advertising reflects all aspects of a Sub-Account's return, including the effect of reinvestment by the Sub-Account of income and capital gain distributions and any change in the Sub-Account's value over the applicable period. Such quotations reflect administrative charges and risk charges. Since the Contract is intended as a long-term investment, total return calculations will assume that no partial withdrawals from the hypothetical Contract occurred during the applicable period, but that a Surrender Charge would be incurred upon the hypothetical withdrawal at the end of the applicable period.

         Any total return quotation provided for a Sub-Account should not be considered as representative of the performance of the Sub-Account in the future, since the net asset value will vary based not only on the type, quality and maturities of the securities held in the underlying fund in which the Sub-Account invests, but also on changes in the current value of such securities and on changes in the expenses of the Sub-Account and the underlying fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Sub-Account to total returns published for other investment companies or other investment vehicles.

         WSLAC may advertise examples of the effects of dollar cost averaging, whereby a Contract owner periodically invests a fixed dollar amount in a Sub-Account, thereby purchasing fewer Accumulation Units when prices are high and more Accumulation Units when prices are low. While such a strategy does not assure a profit nor guard against a loss in a declining market, the Contract owner's average cost per Accumulation Unit can be lower than if fixed numbers of Accumulation Units had been purchased at the same intervals. In evaluating dollar cost averaging, owners should consider their ability to continue purchasing Accumulation Units during periods of low price levels.

         Performance information for any Sub-Account may be compared, in reports to Contract owners and in advertising, to stock indices, other variable annuity separate accounts or other products tracked by Lipper Analytical Services, or other widely used independent research firms, which rank variable annuities and investment companies by overall performance, investment objectives and assets. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

SUB-ACCOUNTS ACCUMULATION UNIT VALUE

         In this discussion, the term Valuation Period means the period of time beginning at the Close of trading on the New York Stock Exchange (NYSE) on one Valuation Date, as defined below, and ending at the close of trading on the NYSE on the next succeeding Valuation Date. A Valuation Date is each day valuation of the Sub-Accounts is required by law including every day that the NYSE is open.

         The value of an Accumulation Unit at the close of any Valuation Period is determined for each Sub-Account by multiplying the Accumulation Unit Value of the Sub-Account at the close of the immediately preceding Valuation Period by the "Net Investment Factor" (described below). Depending upon investment performance of the underlying fund in which the Sub-Account is invested, the Accumulation Unit Value may increase or decrease.

         The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

         (a) equals:       (1) the net asset value per share of the underlying
                           fund at the end of the current Valuation Period, plus

                           (2) the per share amount of any dividend or capital gain distribution made by the underlying fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

                           (3) a per share charge or credit for any taxes reserved, which are determined by WSLAC to have resulted from the investment operations of the Sub-Account during the current Valuation Period;

         (b) is the net asset value per share of the corresponding underlying fund determined at the end of the immediately preceding Valuation Period; and

         (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for the daily portion of the annual Mortality and Expense Risk Charge and the annual Contract Administration Charge.

FIXED ANNUITY INCOME PAYMENTS

         The Contracts provide only for fixed annuity payment options. The amount of such payments is calculated by applying the Surrender Value at annuitization, less any applicable premium tax, to the income payment rates for the income payment option selected.
Annuity payments will be the larger of:

          o the income based on the rates shown in the Contract's Annuity Tables for the income payment option chosen; and

          o the income calculated by applying the proceeds as a single premium at WSLAC's current rates in effect on the date of the first annuity payment for the same option.

         Annuity payments under any of the income payment options will not vary in dollar amount and will not be affected by the future investment performance of the Variable Account.

QUALIFICATION AS AN "ANNUITY CONTRACT"

         For the Contract to be treated as an "annuity contract" under the Code, the Contract must meet certain requirements under the Code. The following sections discuss various matters that might affect the Contract's status an "annuity contract."

         DIVERSIFICATION

         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of all variable annuity contracts. The Code generally provides that a variable contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. The Code contains a safe harbor provision which provides that variable contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, (1) the underlying assets meet the diversification standards prescribed elsewhere in the Code for an entity to be classified as a regulated investment company and (2) no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

         In March 1989, the Treasury Department issued regulations that established diversification requirements for the investment portfolios such as the Funds underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described in
Section 817(h) of the Code. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the investment portfolio is represented by any one investment;
(2) no more than 70% of the value of the total assets of the investment portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the investment portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the investment portfolio is represented by any four investments.

         The Sub-Accounts, through each of the Funds, intends to comply with the diversification requirements of the Code and the regulations. The Advisor has agreed to manage the Funds so as to comply with such requirements.

         EXCESSIVE CONTROL

         The Treasury Department has from time to time suggested that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investments underlying the contract (i.e., the owner is able to transfer values among Sub-Accounts with only limited restrictions). If a variable contract is not treated as an annuity contract, the owner of such contract would be considered the owner of the assets of a separate account, and income and gains from that account would be included each year in the owner's gross income. No such guidelines have been issued to date.

         The issuance of such guidelines, or regulations or rulings dealing with excessive control issues, might require the Company to impose limitations on an owner's right to transfer all or part of the Contract Value among the Sub-Accounts or to make other changes in the Contract as necessary to attempt to prevent an owner from being considered the owner of any assets of a Sub-Account. The Company therefore reserves the right to make such changes. It is not known whether any such guidelines, regulations or rulings, if adopted, would have retroactive effect.

         REQUIRED DISTRIBUTIONS

         Additionally, in order to qualify as an annuity contract under the Code, a Non-Qualified Contract must meet certain requirements regarding distributions in the event of the death of the owner. In general, if the owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to provisions of the Code. Upon the death of an owner prior to commencement of annuity payments, (1) the amounts accumulated under a Contract must be distributed within five years, or (2) if distributions to a designated beneficiary within the meaning of Section 72 of the Code begin within one year of the owner's death, distributions are permitted over a period not extending beyond the life (or life expectancy) of the designated beneficiary.

         The above rules are modified if the designated beneficiary is the surviving spouse. The surviving spouse is not required to take distributions from the Contract under the above rules as a beneficiary and may continue the Contract and take distributions under the above rules as if the surviving spouse were the original owner. If distributions have begun prior to the death of the owner, such distributions must continue at least as rapidly as under the method in effect at the date of the owner's death (unless the method in effect provides that payments cease at the death of the owner).

         For Qualified Contracts issued in connection with tax-qualified plans and traditional individual retirement annuities, the plan documents and rules will determine mandatory distribution rules. However, under the Code, distributions from Contracts issued under Qualified Plans (other than traditional and Roth individual retirement annuities and certain governmental or church-sponsored Qualified Plans) for employees who are not 5% owners of the sponsoring employer generally must commence no later than April 1 of the calendar year following the calendar year in which the employee terminates employment or the calendar year in which he or she reaches age 70 1/2, whichever is later. Such distributions must be made over a period that does not exceed the life expectancy of the employee or the joint life and last survivor expectancy of the employee and a designated beneficiary. Distributions from Contracts issued under traditional individual retirement annuities (but not Roth IRAs) or to 5% owners of the sponsoring employer from Contracts issued under Qualified Plans (other than certain governmental or church-sponsored Qualified Plans) must commence by April 1 of the calendar year after the calendar year in which the individuals reach age 70 1/2 even if they have not terminated employment.
A penalty tax of 50% may be imposed on any amount by which the required minimum distribution in any year exceeds the amount actually distributed.

         If the Contract is a Qualified Contract issued in connection with a traditional individual retirement annuity, a SIMPLE account, or a plan which qualifies under Sections 403(b), 408 or 457 of the Code, the Company will send a notice to the owner when the owner or Annuitant, as applicable, reaches age 70 1/2. The notice will summarize the required minimum distribution rules and advise the owner of thE date that such distributions must begin from the Qualified Contract or other traditional individual retirement annuities of the owner. The owner has sole responsibility for requesting distributions under the Qualified Contract or other traditional individual retirement annuities (to the extent permitted by the Code) that will satisfy the minimum distribution rules. In the case of a distribution from a Qualified Contract issued under a plan which qualifies under Section 401 of the Code, the Company will not send a notice when the owner or Annuitant, as applicable, reaches age 70 1/2, and the owner (or the employer sponsoring the Qualified Plan) has sole responsibility for requesting distributions under the Qualified Contract that will satisfy the minimum distribution rules.

INDEPENDENT ACCOUNTANTS

         The financial statements as of December 31, 1998 and for each of the two years then ended for Western-Southern Life Assurance Company Separate Account 2 and as of December 31, 1998 and 1997 for Western-Southern Life Assurance Company included in this registration statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

FINANCIAL STATEMENTS

         The following financial statements for Western-Southern Life Assurance Company Separate Account 2 at and for the fiscal periods indicated are attached hereto:

          1.   Report of PricewaterhouseCoopers LLP.

          2.   Statement of Net Assets as of December 31, 1998.

          3. Statement of Operations and Changes in Net Assets for the years ended December 31, 1998 and 1997.

          4.   Notes to Financial Statements.



         The following financial statements for Western-Southern Life Assurance Company at and for the fiscal periods indicated are attached hereto:

          1.   Report of PricewaterhouseCoopers LLP.

          2.   Consolidated Balance Sheets as of December 31, 1998 and 1997.

          3. Consolidated Statements of Operations for the years ended December 31, 1998, 1997 and 1996.


          4. Consolidated Statements of Comprehensive Income for the years ended December 31, 1998, 1997 and 1996.

          5. Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1998, 1997 and 1996.

          6. Consolidated Statements of Cash Flows for the years ended December 31, 1998, 1997 and 1996.

          7.   Notes to Financial Statements.

DISTRIBUTOR


Touchstone Securities, Inc.                             SUB-ACCOUNTS
311 Pike Street
Cincinnati, Ohio  45202                     o Touchstone Emerging Growth
(800) 669-2796 (press 3)                    o Touchstone International Equity
                                            o Touchstone Income Opportunity
INVESTMENT ADVISOR AND SPONSOR              o Touchstone Value Plus
                                            o Touchstone Growth & Income
Touchstone Advisors, Inc.                   o Touchstone Balanced
311 Pike Street                             o Touchstone Bond
Cincinnati, Ohio  45202                     o Touchstone Standby Income


TOUCHSTONE VARIABLE ANNUITY SERVICE CENTER

Touchstone Variable Annuity Service Center
P.O. Box 2850
Cincinnati, Ohio 45201-2850
(800) 669-2796 (press 2)

TRANSFER AGENT

State Street Bank and Trust Company
P.O. Box 8578
Boston, Massachusetts  02266-8518

ADMINISTRATOR, CUSTODIAN
AND FUND ACCOUNTING AGENT

Investors Bank & Trust Company                       STATEMENT OF
200 Clarendon Street                                 ADDITIONAL INFORMATION
Boston, Massachusetts  02116                         May 1, 1999

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
312 Walnut Street
Cincinnati, Ohio  45202

LEGAL COUNSEL

Frost & Jacobs LLP
2500 PNC Center
201 East Fifth Street
Cincinnati, Ohio  45202

   WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
   SEPARATE ACCOUNT 2

STATEMENT OF NET ASSETS                                                       16
                                                               December 31, 1998

ASSETS:
  Investments at current market value:
     Select Advisors Variable Insurance
       Trust
       Emerging Growth Portfolio                     (11,189 shares, cost  $166,980)     $  171,529
       International Equity Portfolio                (11,556 shares, cost  $152,581)        161,316
       Balanced Portfolio                            (12,287 shares, cost  $174,676)        171,523
       Income Opportunity Portfolio                  (20,202 shares, cost  $196,125)        175,556
       Standby Income Portfolio                      (46,659 shares, cost  $467,053)        467,053
       Value Plus Portfolio                              (10 shares, cost  $     97)            102
     Select Advisors Portfolios
       Growth & Income Portfolio II        (0.318505% beneficial interest  $201,433)        237,910
       Bond Portfolio II                   (0.283934% beneficial interest  $ 96,433)        109,301
- ---------------------------------------------------------------------------------------------------
          Total assets                                                                    1,494,290
LIABILITIES:
  Accounts payable                                                                               35
- ---------------------------------------------------------------------------------------------------
          Total liabilities                                                                      35
               Total net assets                                                          $1,494,255
- ---------------------------------------------------------------------------------------------------
NET ASSETS:
  Variable annuity contracts                                                             $1,493,051
  Retained in the variable account by Western-Southern Life Assurance Company                 1,204
- ---------------------------------------------------------------------------------------------------
               Total net assets                                                          $1,494,255
- ---------------------------------------------------------------------------------------------------

   WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
   SEPARATE ACCOUNT 2

17                             STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                                            For the Year Ended December 31, 1998

                                              EMERGING     INTERNATIONAL                   INCOME        STANDBY
                                               GROWTH         EQUITY        BALANCED     OPPORTUNITY     INCOME      VALUE PLUS
                                  TOTAL      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
INCOME:
 Dividends and capital gains    $   90,346    $  5,973        $  5,347      $  9,305     $   63,278     $  6,443
 Miscellaneous income (loss)        (4,698)        188          (1,300)       (1,800)        (2,054)         388        $  5
EXPENSES:
 Mortality and expense risk,
   and administrative charge        13,748       1,845           1,312         1,432          5,436          928           5
- --------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)       71,900       4,316           2,735         6,073         55,788        5,903           0
- --------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized
   appreciation (depreciation)
   on investments                   29,707     (12,141)          6,483        (8,062)        23,279           43           5
 Realized gain (loss) on
   investments                     (60,160)      5,778          19,119        10,103        (95,409)          19         230
- --------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
 gain (loss) on investments        (30,453)     (6,363)         25,602         2,041        (72,130)          62         235
- --------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from
 operations                         41,447      (2,047)         28,337         8,114        (16,342)       5,965         235
- --------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNERS ACTIVITY:
 Payments received from
   contract owners               1,109,428      59,053          60,324        32,031        127,683      641,970         100
 Net transfers between sub-
   accounts                             --     103,499          13,119        24,334       (830,696)     617,134        (233)
 Withdrawals and surrenders     (1,739,080)   (247,322)        (89,500)      (61,060)      (131,066)    (925,092)         --
 Contract maintenance charge        (1,224)       (200)           (207)         (238)          (211)         (43)         --
- --------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      from contract activity      (630,876)    (84,970)        (16,264)       (4,933)      (834,290)     333,969        (133)
- --------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets                           (589,429)    (87,017)         12,073         3,181       (850,632)     339,934         102
Net assets, at beginning of
 period                          2,083,684     258,541         149,238       168,337      1,026,184      127,103          --
- --------------------------------------------------------------------------------------------------------------------------------
Net assets, at end of period    $1,494,255    $171,524        $161,311      $171,518     $  175,552     $467,037        $102
- --------------------------------------------------------------------------------------------------------------------------------

                                 GROWTH &
                                  INCOME         BOND
                                SUB-ACCOUNT   SUB-ACCOUNT
INCOME:
 Dividends and capital gains           --            --
 Miscellaneous income (loss)     $    (50)     $    (75)
EXPENSES:
 Mortality and expense risk,
   and administrative charge        2,156           634
- --------------------------------------------------------
 Net investment income (loss)      (2,206)         (709)
- --------------------------------------------------------
 Net change in unrealized
   appreciation (depreciation)
   on investments                  13,754         6,346
 Realized gain (loss) on
   investments                         --            --
- --------------------------------------------------------
Net realized and unrealized
 gain (loss) on investments        13,754         6,346
- --------------------------------------------------------
Net increase (decrease) in net
 assets resulting from
 operations                        11,548         5,637
- --------------------------------------------------------
CONTRACT OWNERS ACTIVITY:
 Payments received from
   contract owners                 99,943        88,324
 Net transfers between sub-
   accounts                        90,949       (18,106)
 Withdrawals and surrenders      (232,204)      (52,836)
 Contract maintenance charge         (285)          (40)
- --------------------------------------------------------
    Net increase (decrease)
      from contract activity      (41,597)       17,342
- --------------------------------------------------------
Net increase (decrease) in net
 assets                           (30,049)       22,979
Net assets, at beginning of
 period                           267,959        86,322
- --------------------------------------------------------
Net assets, at end of period     $237,910      $109,301
- --------------------------------------------------------

                                            For the Year Ended December 31, 1997

                                              EMERGING     INTERNATIONAL                   INCOME        STANDBY
                                               GROWTH         EQUITY        BALANCED     OPPORTUNITY     INCOME
                                  TOTAL      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
INCOME:
 Dividends and capital gains    $   98,985    $ 13,867        $  7,984      $ 12,525     $   48,689    $   15,920
 Miscellaneous income (loss)         2,046         424             242           151            491           (21)
EXPENSES:
 Mortality and expense risk,
   and administrative charge         8,013         946             799           789          1,297         2,346
- --------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)       93,018      13,345           7,427        11,887         47,883        13,553
- --------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized
   appreciation (depreciation)
   on investments                  (16,192)     15,477            (131)        1,715        (45,887)          (43)
 Realized gain (loss) on
   investments                      15,346       7,624           4,509         2,405          1,824        (1,016)
- --------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
 gain (loss) on investments           (846)     23,101           4,378         4,120        (44,063)       (1,059)
- --------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from
 operations                         92,172      36,446          11,805        16,007          3,820        12,494
- --------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNERS ACTIVITY:
 Payments received from
   contract owners               1,524,644      33,978          41,159        51,326         59,528     1,247,173
 Net transfers between sub-
   accounts                             --     144,764          47,420        48,835        909,558    (1,310,153)
 Withdrawals and surrenders        (68,116)     (9,166)         (7,648)       (2,812)        (3,655)      (36,193)
 Contract maintenance charge          (665)       (126)           (111)         (118)          (102)          (37)
- --------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      from contract activity     1,455,863     169,450          80,820        97,231        965,329       (99,210)
- --------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets                          1,548,035     205,896          92,625       113,238        969,149       (86,716)
Net assets, at beginning of
 period                            535,649      52,645          56,613        55,099         57,035       213,819
- --------------------------------------------------------------------------------------------------------------------------------
Net assets, at end of period    $2,083,684    $258,541        $149,238      $168,337     $1,026,184    $  127,103
- --------------------------------------------------------------------------------------------------------------------------------

                                 GROWTH &
                                  INCOME         BOND
                                SUB-ACCOUNT   SUB-ACCOUNT
INCOME:
 Dividends and capital gains     $     --      $     --
 Miscellaneous income (loss)          719            40
EXPENSES:
 Mortality and expense risk,
   and administrative charge        1,413           423
- ---------------------------------------------------------
 Net investment income (loss)        (694)         (383)
- ---------------------------------------------------------
 Net change in unrealized
   appreciation (depreciation)
   on investments                   8,426         4,251
 Realized gain (loss) on
   investments                         --            --
- ---------------------------------------------------------
Net realized and unrealized
 gain (loss) on investments         8,426         4,251
- ---------------------------------------------------------
Net increase (decrease) in net
 assets resulting from
 operations                         7,732         3,868
- ---------------------------------------------------------
CONTRACT OWNERS ACTIVITY:
 Payments received from
   contract owners                 58,171        33,309
 Net transfers between sub-
   accounts                       143,810        15,766
 Withdrawals and surrenders        (8,642)           --
 Contract maintenance charge         (140)          (31)
- ---------------------------------------------------------
    Net increase (decrease)
      from contract activity      193,199        49,044
- ---------------------------------------------------------
Net increase (decrease) in net
 assets                           200,931        52,912
Net assets, at beginning of
 period                            67,028        33,410
- ---------------------------------------------------------
Net assets, at end of period     $267,959      $ 86,322
- ---------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

   WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
   SEPARATE ACCOUNT 2

NOTES                                                                         18

   WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
   SEPARATE ACCOUNT 2

19
NOTES TO FINANCIAL STATEMENTS

1.  Organization
Western-Southern Life Assurance Company Separate Account 2 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act), established by the Western-Southern Life Assurance Company (the "Company"), a life insurance company which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company ("Western & Southern"). The Account is a funding vehicle for individual variable annuity contracts and commenced operations on February 23, 1995.

The variable annuity contracts are designed for individual investors and group plans that desire to accumulate capital on a tax-deferred basis for retirement or other long-term objectives. The variable annuity contracts are distributed across the United States through a network of broker-dealers and wholesalers.

2.  Significant Accounting Policies

The Account has eight investment sub-accounts each of which invests in the corresponding portfolio (a "Portfolio") of Select Advisors Variable Insurance Trust or of Select Advisors Portfolios, each of which is an open-ended diversified management investment company. The sub-account's value fluctuates on a day to day basis depending on the investment performance of the Portfolio in which each sub-account is invested. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of specific identification.

Upon annuitization, the contract assets are transferred to the general account of the Company. Accordingly, contract reserves are recorded by the company. See the related prospectus for a more detailed description of the annuity contracts.

3.  Contract Charges

Certain deductions for administrative and risk charges are deducted from the contract value, in order to compensate the Company for administrative expenses and for the assumption of mortality and expense risks. These charges are made daily at an annual effective rate of .80% of the contract value.

The Company also deducts an annual contract maintenance charge of $35 from the contract value on each contract anniversary and upon any full surrender.

   WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
   SEPARATE ACCOUNT 2

                                                                              20
Notes to Financial Statements continued

                     4.  Use of Estimates
                     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                     5.  Taxes

                     The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

                     6.  Purchases and Sales of Investments

                     The following table shows aggregate cost of shares and beneficial interests of the portfolios purchased and proceeds from shares and beneficial interests of the portfolios sold by the corresponding sub-accounts for the period January 1, 1998 to December 31, 1998.

                                                                             PURCHASES      SALES
                            Select Advisors Variable Insurance Trust
                              Emerging Growth Portfolio                      $  202,196   $  282,854
                              International Equity Portfolio                     93,458      106,988
                              Balanced Portfolio                                129,570      128,432
                              Income Opportunity Portfolio                      207,511      986,021
                              Standby Income Portfolio                        1,581,274    1,241,366
                              Value Plus Portfolio                                4,605        4,738
                            Select Advisors Portfolio
                              Growth & Income Portfolio II                      235,698      279,501
                              Bond Portfolio II                                 135,081      118,447

   WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
   SEPARATE ACCOUNT 2

21

7.  Unit Values
The following table shows a summary of units outstanding for variable annuity contracts for the period January 1, 1998 to December 31, 1998.

                                                               TRANSFERS
                           BEGINNING     UNITS      UNITS       BETWEEN      ENDING     UNIT        ENDING
                             UNITS     PURCHASED   REDEEMED   SUB-ACCOUNTS   UNITS      VALUE       VALUE
Emerging Growth
Sub-Account                 15,058       3,505     (15,161)       6,347       9,749   17.592298   $  171,524

International Equity
Sub-Account                 10,507       3,615      (5,519)         921       9,524   16.937997   $  161,311

Balanced Sub-Account        10,276       1,838      (3,595)       1,490      10,009   17.135699   $  171,518

Income Opportunity
Sub-account                 58,064       8,109      (8,127)     (46,622)     11,424   15.367598   $  175,552

Standby Income
Sub-Account                 11,233      54,614     (79,371)      52,878      39,354   11.867636   $  467,037

Value Plus Sub-Account          --          10          --           --          10   10.156803   $      102

Growth & Income
Sub-Account                 15,766       5,442     (13,341)       5,265      13,132   18.117147   $  237,910

Bond Sub-Account             7,005       6,761      (4,064)      (1,439)      8,263   13.227693   $  109,301
- ------------------------------------------------------------------------------------------------------------
                                                                                                  $1,494,255
- ------------------------------------------------------------------------------------------------------------

8.  Subsequent Event

Effective immediately after the close of business on December 31, 1998, two new portfolios, namely Touchstone
Growth & Income Fund and Touchstone Bond Fund were established in the Select Advisors Variable Insurance
Trust. Effective after the close of business on December
31, 1998, Select Advisors Variable Insurance Trust was renamed Touchstone Variable Series Trust ("VST"). The shares of the newly established VST: Touchstone Growth &
Income Fund and VST: Touchstone Bond Fund, (collectively
"VST Funds") were substituted for shares of the Select
Advisors Portfolios: Growth & Income Portfolio II and the
Select Advisors Portfolios: Bond Portfolio II respectively,
(collectively "SAP Funds") held by Western-Southern Life
Assurance Company Separate Account 1 and Separate Account 2 and The Western and Southern Life Insurance Company
Separate Account A. This transaction was achieved through an in-kind redemption from the SAP Funds and a corresponding in-kind contribution to the VST Funds of the net assets of the SAP Funds. As a result of this transaction, the SAP Funds ceased to be available as investment options for Separate Accounts 1, 2 and A. The
VST Funds have substantially identical investment objectives, policies and risks as those of the respective
SAP Funds. In addition, the VST Funds will employ the same investment advisor and investment techniques as those employed by the respective SAP Funds. The SAP Funds will be dissolved and terminated as soon as practicable.

   WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
   SEPARATE ACCOUNT 2

                                                                              22

Notes to Financial Statements continued

9. Supplementary Information -- Selected Per Share Data and Ratios TOUCHSTONE VARIABLE ANNUITY

Selected data for an accumulation unit outstanding throughout each year:

                                      TOUCHSTONE EMERGING GROWTH FUND SUB-ACCOUNT
                               ---------------------------------------------------------
                                 FOR THE        FOR THE        FOR THE        FOR THE
                                YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                   1998           1997           1996           1995
PER SHARE DATA
  Investment income             $ 0.612142     $ 0.929048     $ 0.337947     $ 0.789879
  Expenses                        0.134380       0.118607       0.098968       0.073756
- ----------------------------------------------------------------------------------------
  Net investment income
    (loss)                        0.477762       0.810441       0.238979       0.716123
  Net realized and unrealized
    gain (loss) on
    investments                   (0.05531)      3.411742       0.967583       1.024979
- ----------------------------------------------------------------------------------------
  Net increase (decrease) in
    net asset value               0.422451       4.222183       1.206562       1.741102
    Beginning of period          17.169847      12.947664      11.741102      10.000000
- ----------------------------------------------------------------------------------------
    End of period               $17.592298     $17.169847     $12.947664     $11.741102
- ----------------------------------------------------------------------------------------
RATIOS
  Ratio of operating expense
    to average net assets (%)         0.86%          0.61%          0.76%          0.64%
  Ratio of net investment
    income (loss) to average
    net assets (%)                    2.01%          8.58%          0.97%         12.73%

                                      TOUCHSTONE INTERNATIONAL EQUITY SUB-ACCOUNT
                               ---------------------------------------------------------
                                 FOR THE        FOR THE        FOR THE        FOR THE
                                YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                   1998           1997           1996           1995
PER SHARE DATA
  Investment income             $ 0.560971     $ 0.771640     $ 0.084052     $ 0.033748
  Expenses                        0.128478       0.107978       0.095651       0.073298
- ----------------------------------------------------------------------------------------
  Net investment income
    (loss)                        0.432493       0.663662      (0.011599)     (0.039550)
  Net realized and unrealized
    gain (loss) on
    investments                   2.302091       1.063784       1.204897       1.322219
- ----------------------------------------------------------------------------------------
  Net increase (decrease) in
    net asset value               2.734584       1.727446       1.193298       1.282669
    Beginning of period          14.203413      12.475967      11.282669      10.000000
- ----------------------------------------------------------------------------------------
    End of period               $16.937997     $14.203413     $12.475967     $11.282669
- ----------------------------------------------------------------------------------------
RATIOS
  Ratio of operating expense
    to average net assets (%)         0.84%          0.78%          0.70%          0.67%
  Ratio of net investment
    income (loss) to average
    net assets (%)                    1.76%          7.22%          1.08%          0.17%

                                            TOUCHSTONE BALANCED SUB-ACCOUNT
                               ---------------------------------------------------------
                                 FOR THE        FOR THE        FOR THE        FOR THE
                                YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                   1998           1997           1996           1995
PER SHARE DATA
  Investment income             $ 0.918046     $ 1.317477     $ 0.569146     $ 1.125981
  Expenses                        0.134922       0.120752       0.101787       0.076118
- ----------------------------------------------------------------------------------------
  Net investment income
    (loss)                        0.783124       1.196725       0.467359       1.049863
  Net realized and unrealized
    gain (loss) on
    investments                  (0.029731)      1.263315       1.436884       0.968160
- ----------------------------------------------------------------------------------------
  Net increase (decrease) in
    net asset value               0.753393       2.460040       1.904243       2.018023
    Beginning of period          16.382306      13.922266      12.018023      10.000000
- ----------------------------------------------------------------------------------------
    End of period               $17.135699     $16.382306     $13.922266     $12.018023
- ----------------------------------------------------------------------------------------
RATIOS
  Ratio of operating expense
    to average net assets (%)         0.84%          0.71%          0.78%          0.69%
  Ratio of net investment
    income (loss) to average
    net assets (%)                    3.58%         10.64%          5.34%         14.78%

                                       TOUCHSTONE INCOME OPPORTUNITY SUB-ACCOUNT
                               ---------------------------------------------------------
                                 FOR THE        FOR THE        FOR THE        FOR THE
                                YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                   1998           1997           1996           1995
PER SHARE DATA
  Investment income             $ 1.751570     $ 2.241559     $ 1.977619     $ 1.550039
  Expenses                        0.134780       0.136658       0.113609       0.076165
- ----------------------------------------------------------------------------------------
  Net investment income
    (loss)                        1.616790       2.104901       1.864010       1.473874
  Net realized and unrealized
    gain (loss) on
    investments                  (3.922423)     (0.318302)      1.449756       1.098992
- ----------------------------------------------------------------------------------------
  Net increase (decrease) in
    net asset value              (2.305633)      1.786599       3.313766       2.572866
    Beginning of period          17.673231      15.886632      12.572866      10.000000
- ----------------------------------------------------------------------------------------
    End of period               $15.367598     $17.673231     $15.886632     $12.572866
- ----------------------------------------------------------------------------------------
RATIOS
  Ratio of operating expense
    to average net assets (%)         0.90%          0.24%          0.75%          0.66%
  Ratio of net investment
    income (loss) to average
    net assets (%)                    9.28%          8.84%         12.25%         10.26%

* Calculation of the Value Plus Unit Values began May 1, 1998, when that sub-account commenced operations.

   WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
   SEPARATE ACCOUNT 2

23



                                            TOUCHSTONE STANDBY INCOME SUB-ACCOUNT
                                  ---------------------------------------------------------
                                    FOR THE        FOR THE        FOR THE        FOR THE
                                   YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                      1998           1997           1996           1995

PER SHARE DATA
  Investment income                $ 0.633473     $ 0.594041     $ 0.550219     $ 0.483304
  Expenses                           0.092320       0.088130       0.084812       0.068599
- --------------------------------------------------------------------------------------------
  Net investment income
    (loss)                           0.541153       0.505911       0.465407       0.414705
  Net realized and unrealized
    gain (loss) on
    investments                      0.011590      (0.010926)     (0.010339)     (0.049865)
- --------------------------------------------------------------------------------------------
  Net increase (decrease) in
    net asset value                  0.552743        0494985       0.455068       0.364840
    Beginning of period             11.314893      10.819908      10.364840      10.000000
- --------------------------------------------------------------------------------------------
    End of period                  $11.867636     $11.314893     $10.819908     $10.364840
- --------------------------------------------------------------------------------------------
RATIOS
  Ratio of operating expense
    to average net assets (%)            0.31%          1.38%          0.50%          0.78%
  Ratio of net investment
    income (loss) to average
    net assets (%)                       1.99%          7.95%          2.67%          4.35%



                                           TOUCHSTONE GROWTH & INCOME SUB-ACCOUNT
                                  ---------------------------------------------------------
                                    FOR THE        FOR THE        FOR THE        FOR THE
                                   YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                      1998           1997           1996           1995

PER SHARE DATA
  Investment income                $       --     $       --     $       --     $       --
  Expenses                           0.141929       0.122934       0.108541       0.075378
- -------------------------------------------------------------------------------------------
  Net investment income
    (loss)                          (0.141929)     (0.122934)     (0.108541)     (0.075378)
  Net realized and unrealized
    gain (loss) on
    investments                      1.263248       2.827415       1.865939       2.609327
- -------------------------------------------------------------------------------------------
  Net increase (decrease) in
    net asset value                  1.121319       2.704481       1.757398       2.533949
    Beginning of period             16.995828      14.291347      12.533949      10.000000
- -------------------------------------------------------------------------------------------
    End of period                  $18.117147     $16.995828     $14.291347     $12.533949
- -------------------------------------------------------------------------------------------
RATIOS
  Ratio of operating expense
    to average net assets (%)            0.85%          0.84%          0.87%          0.62%
  Ratio of net investment
    income (loss) to average
    net assets (%)                     (0.87)%        (0.41)%         (9.54)%        (0.55)%




                                                                                            TOUCHSTONE
                                                                                            VALUE PLUS
                                              TOUCHSTONE BOND SUB-ACCOUNT                  SUB-ACCOUNT*
                               ---------------------------------------------------------   -------------
                                 FOR THE        FOR THE        FOR THE        FOR THE         FOR THE
                                YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED*
                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                   1998           1997           1996           1995           1994

PER SHARE DATA
  Investment income             $       --     $       --     $       --     $       --     $ 0.029387
  Expenses                        0.101441       0.094423       0.089697       0.071770       0.050319
- --------------------------------------------------------------------------------------------------------
  Net investment income
    (loss)                       (0.101144)     (0.094423)     (0.089697)     (0.071770)     (0.020932)
  Net realized and unrealized
    gain (loss) on
    investments                   1.007083       0.910882       0.285772       1.381287       0.177735
- --------------------------------------------------------------------------------------------------------
  Net increase (decrease) in
    net asset value               0.905642       0.816459       0.196075       1.309517       0.156803
    Beginning of period          12.322051      11.505592      11.309517      10.000000      10.000000
- --------------------------------------------------------------------------------------------------------
    End of period               $13.227693     $12.322051     $11.505592     $11.309517     $10.156803
- --------------------------------------------------------------------------------------------------------
RATIOS
  Ratio of operating expense
    to average net assets (%)         0.65%          0.71%          0.83%          0.69%          9.80%
  Ratio of net investment
    income (loss) to average
    net assets (%)                   (0.72)%        (0.64)%        (2.09)%        (0.66)%         0.00%

   REPORT OF INDEPENDENT ACCOUNTANTS

REPORT OF INDEPENDENT ACCOUNTANTS                                             24

To the Contractholders and Board of Directors of Western-Southern Life Assurance Company

In our opinion, the accompanying statement of net assets and statement of operations and changes in net assets present fairly, in all material respects, the financial position of Western-Southern Life Assurance Company Separate Account 2 as of December 31, 1998 and the results of their operations and changes in net assets for the years ended December 31, 1998 and 1997 in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
January 22, 1999
Cincinnati, Ohio

Western-Southern Life
Assurance Company
and Subsidiaries
(A Wholly-Owned Subsidiary of the
Western and Southern Life Insurance
Company) Report on Audits of
Consolidated Financial Statements
for the Years Ended December 31, 1998,
1997 and 1996

Western-Southern Life Assurance Company and Subsidiaries

Table of Contents
--------------------------------------------------------------------------------
                                                                           Pages

Report of Independent Accountants                                           1

Financial Statements:

      Consolidated Balance Sheets as of December 31, 1998 and 1997        2-3

      Consolidated Statements of Operations for the years ended
       December 31, 1998, 1997 and 1996                                     4

      Consolidated Statements of Comprehensive Income
       for the years ended December 31, 1998, 1997 and 1996                 5

      Consolidated Statements of Changes in Shareholder's Equity
       for the years ended December 31, 1998, 1997 and 1996                 6

      Consolidated Statements of Cash Flows for the years ended
       December 31, 1998, 1997 and 1996                                     7

      Notes to Financial Statements                                      8-20

                        Report of Independent Accountants

To the Board of Directors
Western-Southern Life Assurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, comprehensive income, changes in policyholders' surplus and of cash flows present fairly, in all material respects, the financial position of The Western-Southern Life Assurance Company and its subsidiaries at December 31, 1998 and 1997, and the consolidated results of their operations and their cash flows for the three years ended December 31, 1998 in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Cincinnati, Ohio

April 26, 1999

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Consolidated Balance Sheets
for the years ended December 31, 1998, 1997 and 1996.
--------------------------------------------------------------------------------


                                                            1998         1997
                                                       -------------------------
                                                              (in thousands)
                                                       -------------------------
Assets

Investments:
Securities availableforsale, at fair value:
      Debt securities                                  $3,234,636     $2,975,472
      Equity securities                                    93,036         98,615
Mortgage loans, net                                       149,172        114,553
Policy loans                                               50,767         51,231
Short term investments                                     79,920         60,357
Other invested assets                                      20,858         20,159
Cash and cash equivalents                                     653            281
                                                       ----------     ----------
      Total investments                                 3,629,042      3,320,668
                                                       ----------     ----------
Accrued investment income                                  43,073         39,356
Deferred acquisition costs, net                           254,417        248,586
Other assets                                                7,075          6,619
Assets held in separate accounts                          224,275        122,631
                                                       ----------     ----------
      Total assets                                     $4,157,882     $3,737,860
                                                       ==========     ==========

The accompanying notes are an integral part of these financial statements.

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Consolidated Balance Sheets (continued)
as of December 31, 1998 and 1997
------------------------------------------------------------------------------

                                                            1998         1997
                                                       -------------------------
                                                              (in thousands)
                                                       -------------------------
Liabilities and Shareholder's Equity

Policy reserves                                            $3,223,860   $2,957,121
Other policyholder funds                                       38,464       31,865
                                                           ----------   ----------

      Total policy liabilities                              3,262,324    2,988,986
                                                           ----------   ----------

Payable to parent company                                     177,523      197,358
Other accrued expenses                                         21,558       21,395
Federal income tax liability
      Current                                                  24,289       17,058
      Deferred                                                 60,154       62,158
Liabilities related to separate accounts                      224,275      122,631
                                                           ----------   ----------

      Total liabilities                                     3,770,123    3,409,586
                                                           ----------   ----------

Commitments and contingencies (see Note 8)

Common stock, $1 par value, authorized 10,000,000 shares;
 issued and outstanding 1,500,000 shares                        1,500        1,500
Paid-in-capital                                               246,226      221,285
Accumulated other comprehensive income                         36,229       34,330
Retained earnings                                             103,804       71,159
                                                           ----------   ----------

      Total shareholder's equity                              387,759      328,274
                                                           ----------   ----------

      Total liabilities and shareholder's equity           $4,157,882   $3,737,860
                                                           ----------   ----------

  The accompanying notes are an integral part of these financial statements.

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Consolidated Statements of Operations
as of December 31, 1998, 1997 and 1996
------------------------------------------------------------------------------

                                                                    1998        1997        1996
                                                                ----------   ----------  ----------
                                                                            (in thousands)
                                                                -----------------------------------
Revenue:
   Insurance premiums and other considerations                  $  64,077    $  59,458    $  55,806
   Policy and contract charges                                     68,043       74,889       68,829
   Net investment income                                          247,508      227,047      195,147
   Net realized investment gains (losses)                          23,202       19,439       14,256
   Other income                                                     5,714        3,902        1,093
                                                                ---------    ---------    ---------
        Total revenues                                          $ 408,544    $ 384,735    $ 335,131
                                                                ---------    ---------    ---------
Benefits and expenses:
   Policy benefits                                                 58,759       58,020       54,575
   Interest expense on annuities and financial products           178,610      167,467      143,989
   Amortization of deferred policy acquisition costs               56,383       60,992       49,013
   Other operating expenses                                        61,664       61,264       53,744
                                                                ---------    ---------    ---------
        Total benefits and expenses                               355,416      347,743      301,321
                                                                ---------    ---------    ---------
        Income before income taxes                                 53,128       36,992       33,810

Income tax expense (benefit)
        Current                                                    21,256       15,568        8,858
        Deferred                                                   (3,027)      (2,866)       2,818
                                                                ---------    ---------    ---------
                                                                   18,229       12,702       11,676
                                                                ---------    ---------    ---------
        Net income                                              $  34,899    $  24,290    $  22,134
                                                                =========    =========    =========


  The accompanying notes are an integral part of these financial statements.

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Consolidated Statements of Comprehensive Income
for the three Years ended December 31, 1998, 1997 and 1996.
------------------------------------------------------------------------------

                                                                         1998       1997       1996
                                                                       -------     ------     -------
                                                                               (in thousands)
                                                                       ------------------------------
Net income                                                             $ 34,899   $ 24,290   $ 22,134
                                                                       --------   --------   --------
Other comprehensive income, net of tax:
   Unrealized gains of securities:
      Unrealized holding gains (losses) arising during period,
      net of taxes of $9,143, $18,640 and $(6,007) for
      the years ended 1998, 1997 and 1996, respectively                  16,980     34,618    (11,156)

      Less: reclassification adjustment for gains
       included in net income net of taxes of $8,120,
       $6,804 and $4,989 for the years ended, 1998, 1997 and
       1996, respectively                                                15,081     12,636      9,266
                                                                       --------   --------   --------
Other comprehensive income                                                1,899     21,982    (20,422)
                                                                       --------   --------   --------
Comprehensive income                                                   $ 36,798   $ 46,272   $  1,712
                                                                       ========   ========   ========

  The accompanying notes are an integral part of these financial statements.

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Consolidated Statements of Changes in Shareholder's Equity
for the three years ended December 31, 1998
------------------------------------------------------------------------------

                                                                                          Accumulated
                                                                                             Other
                                                       Total      Common       Paid in   Comprehensive   Retained
                                                       Equity     Stock        Capital       Income      Earnings
                                                       ------     -----        -------       ------      --------
                                                                             (in thousands)
                                                     -------------------------------------------------------------
Shareholder's equity January 1, 1996                 $ 286,594    $ 1,500     $ 221,285    $  32,770    $ 31,039

Net income                                              22,134                                            22,134
Other comprehensive income                             (20,422)
                                                     ---------
Comprehensive income                                     1,712
                                                     ---------
Dividend to parent                                      (1,748)                                           (1,748)
                                                     ---------    -------     ---------    ---------------------
Shareholder's equity December 31, 1996                 286,548      1,500       221,285       12,348      51,415
                                                     ---------    -------     ---------    ---------------------
Net income                                              24,290                                            24,290
Other comprehensive income                              21,982                                21,982
                                                     ---------
Comprehensive income                                    46,272
                                                     ---------
Dividend to parent                                      (4,546)                                           (4,546)
                                                     ---------    -------     ---------    ---------------------
Shareholder's equity December 31, 1997                 328,274      1,500       221,285       34,330      71,159
                                                     =========    =======     =========    =====================
Net income                                              34,899                                            34,899
Other comprehensive income                               1,899                                 1,899
                                                     ---------
Comprehensive income                                    36,798
                                                     ---------
Capital contribution                                    24,941                  (24,941)
Dividend to parent                                      (2,254)                                           (2,254)
                                                     ---------    -------     ---------    ---------------------
Shareholder's equity December 31, 1998               $ 387,759    $ 1,500     $ 246,226    $  36,229    $103,804
                                                     =========    =======     =========    =====================

  The accompanying notes are an integral part of these financial statements.

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Consolidated Statements of Cash Flows
for the three years ended December 31, 1998
------------------------------------------------------------------------------

                                                                              1998             1997           1996
                                                                              ----              ----           ----
                                                                                         (in thousands)
                                                                          -----------------------------------------
Operating activities:
    Net income                                                            $    34,899    $    24,290    $    22,134
    Adjustments to reconcile net income to net cash
     provided by operating activities:
      Capitalization of deferred policy acquisition costs                     (54,694)       (56,245)       (51,036)
      Amortization and write-off of deferred policy
       acquisition costs                                                       56,383         60,992         49,013
      Realized (gains) losses on invested assets, net                         (23,202)       (19,439)       (14,256)
      Deferred Federal income tax                                              (3,027)        (2,866)         2,818
      Increase in policy liabilities                                           62,865         37,190         26,078
      Increase in other assets                                               (105,701)       (99,078)       (29,399)
      Increase in other liabilities                                            89,057        120,878         40,491
                                                                          -----------    -----------    -----------
         Net cash provided by operating activities                             56,580         65,722         45,843
                                                                          -----------    -----------    -----------
Cash flows from investing activities:
    Purchases:
      Debt securities, available-for-sale                                  (1,493,016)    (1,431,999)    (1,447,588)
      Equity securities, available-for-sale                                   (55,458)       (71,179)       (35,851)
      Mortgage loans                                                          (45,162)       (37,415)            --
      Real estate                                                                (401)          (437)          (583)
      Shortterm and other invested assets                                  (4,729,573)    (2,706,179)    (2,788,146)

    Proceeds from sales, calls or maturities
      Debt securities, available-for-sale                                   1,253,769      1,075,974      1,003,920
      Equity securities, available-for-sale                                    57,008         44,121         31,317
      Mortgage loans                                                           10,548         18,514         30,109
      Real estate                                                               7,826          3,878          7,000
      Short-term and other invested assets                                  4,705,092      2,733,083      2,817,605
                                                                          -----------    -----------    -----------
         Net cash used by investing activities                               (289,367)      (371,639)      (382,217)
                                                                          -----------    -----------    -----------
Cash flows from financing activities:
    Deposits to universal life and investment product
     account balances                                                         578,832        595,479        513,635
    Withdrawals from universal life and investment
     product account balances                                                (368,360)      (285,328)      (181,424)
    Capital contributions from parent                                          24,941             --             --
    Dividends to parent                                                        (2,254)        (4,546)        (1,758)
                                                                          -----------    -----------    -----------
         Net cash provided by financing activities                            233,159        305,605        330,453
                                                                          -----------    -----------    -----------

Net increase (decrease) in cash and cash equivalents                              372           (312)        (5,921)

Cash and cash equivalents at beginning of year                                    281            593          6,514
                                                                          -----------    -----------    -----------
Cash and cash equivalents at end of year                                  $       653    $       281    $       593
                                                                          ===========    ===========    ===========

  The accompanying notes are an integral part of these financial statements.

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Notes to Consolidated Financial Statements (in thousands)
--------------------------------------------------------------------------------

1.    Nature of Operations, Basis of Presentation and Principal Accounting
      Policies:

      Western-Southern Life Assurance Company (the "Company") is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (the "Parent"), a mutual life insurance company.

      The Company offers individual annuities and interest-sensitive life insurance products through its parent company's agents and various financial institutions. The Company is licensed in forty-three states and the District of Columbia, actively selling in twenty-one states, and has 94% of its field force located in twelve midwest and south-central states.

      Basis of Presentation: The accompanying financial statements have been prepared in conformity with generally accepted accounting principles
      (GAAP).

      The Company also files financial statements with insurance regulatory authorities which are prepared on the basis of statutory accounting practices which are significantly different from financial statements prepared in accordance with GAAP. These differences are described in detail in Note 7.

      The following is a description of the principle accounting policies and practices used in the preparation of these financial statements.

      Consolidation: The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Courtyard Nursing Care, Inc. and IFS Financial Services, Inc. Significant intercompany transactions have been eliminated.

      Premium Revenue and Benefits to Policyholders: The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

      Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Notes to Consolidated Financial Statements (in thousands)
--------------------------------------------------------------------------------

      Deferred Policy Acquisition Costs: Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue and certain variable agency expenses. These costs are amortized with interest as follows:

      For universal life-type policies and investment contracts, over the lesser of the lifetime of the policy or 15-30 years in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

      Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly. For universal life-type contracts and investment contracts, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits expected over the life of a block of business in order to maintain a constant relationship between cumulative amortization and the present value of gross profits. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

      The Company states available-for-sale securities at fair value. The Company also adjusts the cost of policies produced to reflect the change in cumulative amortization that would have been recorded if they had sold the securities at their fair value and reinvested the proceeds at current yields.

      A summary of deferred acquisition costs follows:

                                                            1998         1997         1996
                                                            ----         ----         ----
Deferred acquisition costs, January 1                    $ 248,586    $ 284,135    $ 242,998
Capitalization of costs                                     54,694       56,245       51,036
Amortization                                               (56,383)     (60,992)     (49,013)
Additional amount related to unrealized gains (losses)
 on securities                                               7,520      (30,802)      39,114
                                                         ---------    ---------    ---------
                                                         $ 254,417    $ 248,586    $ 284,135
                                                         =========    =========    =========

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Notes to Consolidated Financial Statements (in thousands)
--------------------------------------------------------------------------------

      Valuation of Investments:

      o Debt securities which may be sold to meet liquidity and other needs of the Company are categorized as available-for-sale and are stated at fair value. Equity securities are classified as available-for-sale and are stated at fair value. Realized gains and losses on sale or maturity of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. At the time a decline in value of an investment is determined to be other than temporary, a provision for loss is recorded which is included in realized investment gains and losses. Unrealized gains and losses, resulting from carrying available-for-sale securities at fair value, are reported in shareholder's equity, net of deferred taxes of $19,499 and $18,485, respectively, and deferred acquisition costs of $52,885 and $60,421, respectively, at December 31, 1998 and 1997.

      o Mortgage loans on real estate are carried at amortized cost less an impairment allowance for estimated uncollectible amounts. The Company records interest income from impaired loans on the cash-basis method.

      o Policy loan values are carried at outstanding indebtedness not in excess of policy cash surrender value.

      o Short-term investments are those investments with a maturity of less than one year at the time of purchase and consist primarily of debt securities and money market funds.

      Reserves for Future Policy and Contract Benefits: Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values plus certain deferred policy fees which are amortized using the same assumptions and factors used to amortize the cost of policies produced. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain) the liability for future benefits is the present value of such guaranteed benefits.

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Notes to Consolidated Financial Statements (in thousands)
--------------------------------------------------------------------------------

      Assets Held in Separate Accounts: The Company maintains separate account funds on which investment income and gains or losses accrue directly to certain policyholders of variable annuity contracts. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

      Cash and Cash Equivalents: The Company considers short-term investments with an original maturity of three months or less to be cash and cash equivalents.

      Federal Income Taxes: The provision for income taxes is computed on the separate return method and includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis.

      The Company's Parent files a consolidated tax return with its eligible subsidiaries, including the Company. The Company pays tax to its Parent based on the provisions of a written agreement. Under the agreement, the benefits from losses of subsidiaries are not retained by the subsidiary companies but are allocated among those companies in the consolidated group having taxable income. Differences between the Company's current provision recorded for financial reporting purposes and the amount of tax allocated to the Company under its legal tax sharing agreement are considered to be dividends or capital contributions to/from its Parent.

      Comprehensive Income: During 1998, the Company adopted SFAS No. 130 (SFAS
      130), "Reporting Comprehensive Income". SFAS 130 establishes standards for the reporting and presentation of comprehensive income and its components. Comprehensive income encompasses all changes in equity, excluding transactions with owners, and includes net income and the change in unrealized appreciation/depreciation on investment securities. The new standard requires additional disclosures in the financial statements and does not affect results of operations or financial position.

      Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Reclassifications: Certain 1997 and 1996 amounts have been reclassified to conform to the 1998 presentation.

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Notes to Consolidated Financial Statements (in thousands)
--------------------------------------------------------------------------------

2.    Debt and Equity Securities:

      The amortized cost and estimated fair values of securities available-for-sale at December 31, 1998 and 1997 are as follows:

                                                                        1998
                                                   -------------------------------------------------
                                                    Amortized     Unrealized  Unrealized  Estimated
                                                       Cost         Gains      Losses     Fair Value
                                                   ----------   ----------   ----------   ----------
Securities available-for-sale
    U.S. Treasury securities and obligations of    $   57,830   $    1,721   $      321   $   59,230
    U.S. government corporations and agencies

    Debt securities issued by states of the U.S.
     and political subdivisions of the states          85,647        6,581            3       92,225

    Corporate securities                            1,889,744       91,970       19,520    1,962,194
                                                   ----------   ----------   ----------   ----------
    Mortgage-backed securities                      1,094,929       27,111        1,063    1,120,977
                                                   ----------   ----------   ----------   ----------
         Total debt securities                     $3,128,150   $  127,383   $   20,907   $3,234,626
                                                   ----------   ----------   ----------   ----------
    Equity securities                              $   90,899   $    7,219   $    5,082   $   93,036
                                                   ==========   ==========   ==========   ==========

                                                                        1997
                                                   -------------------------------------------------
                                                    Amortized     Unrealized  Unrealized   Estimated
                                                       Cost         Gains      Losses     Fair Value
                                                   ----------   ----------   ----------   ----------
Securities available-for-sale
    U.S. Treasury securities and obligations of    $   21,454   $      474   $       17   $   21,911
    U.S. government corporations and agencies
    Debt securities issued by states of the U.S.
     and political subdivisions of the states          83,387        5,890           21       89,256

    Corporate securities                            1,769,188       85,277        8,969    1,845,496

    Mortgage-backed securities                        997,094       27,687        5,972    1,018,809
                                                   ----------   ----------   ----------   ----------
         Total debt securities                     $2,871,123   $  119,328   $   14,979   $2,975,472
                                                   ----------   ----------   ----------   ----------
    Equity securities                              $   89,728   $   10,217   $    1,330   $   98,615
                                                   ==========   ==========   ==========   ==========

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Notes to Consolidated Financial Statements (in thousands)
--------------------------------------------------------------------------------

      The amortized cost and estimated fair value of debt securities at December 31, 1998, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                               Total
                                                      --------------------------
                                                      Amortized       Estimated
                                                        Cost          Fair Value
                                                      ----------      ----------

Due in one year or less                               $   46,904      $   46,650
Due after one year through five years                    777,695         802,501
Due after five years through ten years                   750,870         787,105
Due after ten years                                      457,752         477,393
                                                      ----------      ----------

                                                       2,033,221       2,113,649

Mortgage-backed securities                             1,094,929       1,120,977
                                                      ----------      ----------

         Total                                        $3,128,150      $3,234,626
                                                      ----------      ----------

Net investment income consisted of the following for the years ended December
31,:

                                              1998          1997          1996
                                            --------      --------      --------

Debt securities                             $220,568      $202,957      $172,331
Equity securities                              6,132         8,895         3,391
Mortgage loans                                11,115         7,388        10,195
Rental income from real estate                 1,557         2,280         2,604
Policy loans                                   3,602         3,668         3,743
Other invested assets                            625           647         1,694
Short-term investments                         7,235         4,590         5,121
                                            --------      --------      --------

Gross investment income                      250,834       230,425       199,079
Investment expense                             3,326         3,378         3,932
                                            --------      --------      --------

Net investment income                       $247,508      $227,047      $195,147
                                            --------      --------      --------

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Notes to Consolidated Financial Statements (in thousands)
--------------------------------------------------------------------------------

      Proceeds from sales and maturities of investments in debt securities during 1998, 1997 and 1996 were $1,253,769, $1,075,974 and $1,003,920, respectively. Gross gains of $24,034, $16,837 and $14,494 and gross losses of $6,483, $3,361 and $8,135 were realized on those sales in 1998, 1997 and 1996, respectively.

      Proceeds from sales of investments in equity securities during 1998, 1997 and 1996 were $57,008, $44,121 and $31,317, respectively. Gross gains of $7,148, $7,575 and $4,936 and gross losses of $1,537, $4,139 and $1,407 were realized on those sales in 1998, 1997 and 1996, respectively.

3.    Mortgage Loans:

      The Company maintains a diversified mortgage loan portfolio, consisting principally of commercial real estate loans, and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. Mortgage loans on various properties in Ohio account for approximately 50% of the total amortized cost of the Company's mortgage loans. The remaining mortgage loans relate to properties located throughout the United States.

      Activity in the allowance for loan losses is summarized as follows:

                                                  Years Ended December 31,
                                              1998         1997          1996
                                             -------      -------       -------
Balance, beginning of year                   $ 2,977      $ 4,532       $ 5,684
Provisions charged to operations               2,712        2,178            --
Chargeoffs, net of recoveries                     --       (3,733)       (1,152)
                                             -------      -------       -------
                                             $ 5,689      $ 2,977       $ 4,532
                                             =======      =======       =======

      The fair value for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan.

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Notes to Consolidated Financial Statements (in thousands)
--------------------------------------------------------------------------------

4.    Fair Values of Financial Instruments:

      The following sets forth the fair values of the Company's financial instruments;


                                                                       1998                                   1997
                                                        ------------------------------------   -------------------------------------
                                                            Carrying             Fair              Carrying              Fair
                                                             Value               Value              Value               Value
                                                        -----------------   ----------------   -----------------   -----------------
Assets
    Debt securities                                       $    3,234,636     $    3,234,636      $    2,975,472      $    2,975,472
    Equity securities                                             93,036             93,036              98,615              98,615
    Mortgage loans, net                                          149,172            162,000             114,553             117,838
    Short-term investments                                        79,920             79,920              60,357              60,357
    Cash and cash equivalents                                        653                653                 281                 281
                                                          --------------     --------------      --------------      --------------
         Total assets                                     $    3,557,417     $    3,570,245      $    3,249,278      $    3,252,563
                                                          --------------     --------------      --------------      --------------

Liabilities
    Investment-type contract reserves                     $    3,223,860     $    3,126,940      $    2,957,121      $    2,854,827
                                                          --------------     --------------      --------------      --------------
         Total liabilities                                $    3,223,860     $    3,126,940      $    2,957,121      $    2,854,827
                                                          ==============     ==============      ==============      ==============


      Fair values for debt, equity and short-term investment securities are based on quoted market prices.

      The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan.

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Notes to Consolidated Financial Statements (in thousands)
--------------------------------------------------------------------------------

      The fair value for the Company's liability under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

      Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the companies are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions which may prevent timely adjustment. The Company's management monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

      The Company believes it is not practicable to estimate the fair value of policy loans. These assets are carried at their aggregate unpaid principal balances. Estimation of the fair value is not practicable as the loans have no stated maturity and are an integral part of the related insurance contracts.

5.    Related Party Transactions:

      The Company has three modified coinsurance agreements under which it cedes all of its universal life insurance business to its parent. The Company also has a coinsurance agreement under which it assumes all of its parent's flexible premium annuity business. These contracts are accounted for as financing arrangements as the contracts do not provide for adequate transfer of risk. Under the agreements, the Company holds as a deposit liability $144,861 and $146,104 at December 31, 1998 and 1997,
      respectively, and has recorded interest expense of $9,305, $9,190 and $9,426 for the years ended December 31, 1998, 1997 and 1996, respectively, in its Statement of Operations as charges relating to this arrangement.

      The Company has no employees of its own and reimburses its parent for management services and rent. Management services provided by the parent amounted to $41,232, $38,935 and $37,798 in 1998, 1997 and 1996,
      respectively. Rent expense was $4,155, $4,579 and $4,253 in 1998, 1997 and 1996, respectively.

      During 1998, the Company's parent made capital contributions of $24,941 to the Company.

      At December 31, 1998 and 1997, the Company had $43,537 and $42,298, respectively, invested in the Touchstone Funds, mutual funds administered by a subsidiary of the Company.

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Notes to Consolidated Financial Statements (in thousands)
--------------------------------------------------------------------------------

6.    Federal Income Taxes:

      A reconciliation of the income tax attributable to continuing operations computed at the U.S. federal statutory tax rates to the income tax expense included in the consolidated statement of operations follows.

                                                 1998        1997        1996
                                               --------    --------    --------

Income tax computed at statutory tax rate      $ 18,595    $ 12,947    $ 11,834
    Dividends received deduction                   (316)       (231)       (178)
    Other, net                                      (50)        (14)         20
                                               --------    --------    --------

                                               $ 18,229    $ 12,702    $ 11,676
                                               --------    --------    --------

                                                           1998          1997
                                                         --------      --------


Deferred income tax (asset) liability:
    Deferred policy acquisition costs                    $ 79,883      $ 78,015
    Investments                                            35,269        38,859
    Future policy and contract benefits                   (56,592)      (56,099)
    Other                                                   1,594         1,383
                                                         --------      --------


         Deferred income tax (asset) liability           $ 60,154      $ 62,158
                                                         ========      ========

      Federal income taxes paid under the Company's tax-sharing agreement with its parent were $11,282, $17,058 and $11,735 in 1998, 1997 and 1996, respectively.

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Notes to Consolidated Financial Statements (in thousands)
--------------------------------------------------------------------------------

7.    Regulatory Matters:

      The Company, which is domiciled in Ohio, prepares statutory financial statements in accordance with accounting principles and practices prescribed or permitted by the State of Ohio Department of Insurance
      (SAP). Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners
      (NAIC). Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state-to-state, may differ from company-to-company within a state, and may change in the future.

      A reconciliation of SAP shareholder's equity to GAAP shareholder's equity at December 31, follows:

                                                             1998         1997         1996
                                                          ---------    ---------    ---------
SAP shareholder's equity                                  $ 207,888    $ 178,079    $ 170,603

Deferred policy acquisition costs                           254,417      248,586      284,308
Policy reserves                                             (33,373)     (48,372)     (63,340)
Asset valuation and interest maintenance reserves            68,231       61,448       47,463
Deferred income taxes                                       (61,744)     (62,907)     (55,375)
Unrealized gain (loss) on available-for-sale securities     107,006      103,177       49,688
Reinsurance                                                (149,043)    (149,692)    (144,372)
Other, net                                                   (5,623)      (2,045)      (2,427)
                                                          ---------    ---------    ---------
         Total GAAP shareholder's equity                  $ 387,759    $ 328,274    $ 286,548
                                                          ---------    ---------    ---------

A reconciliation of SAP net income to GAAP income at December 31, follows:

                                                             1998         1997         1996
                                                          ---------    ---------    ---------
SAP net income                                            $  22,196    $  17,755    $  13,673

Deferred policy acquisition costs                            (1,689)      (4,747)       2,023
Policy reserves                                              12,429       14,968       13,576
Income taxes                                                  3,027        2,793       (4,964)
Interest maintenance reserve                                  6,924        4,632        1,362
Other, net                                                   (7,988)     (11,111)      (3,536)
                                                          ---------    ---------    ---------
         Total GAAP net income                            $  34,899    $  24,290    $  22,134
                                                          ---------    ---------    ---------

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Notes to Consolidated Financial Statements (in thousands)
--------------------------------------------------------------------------------

      The Company is required by statutory regulations to meet minimum risked-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 1998 and 1997, the Company substantially exceeded all levels of risk-based capital required.

      State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies and the content of advertising material.

      Under Ohio law, the Company is subject to certain statutory restrictions on dividends it may pay to its Parent. Dividends paid from other than "earned surplus" also require prior regulatory approval. During 1998 and 1997, the Company paid dividends of $4,941 and $4,546, respectively, to its Parent. This distribution represents a portion of amounts remitted to the Parent under the tax sharing agreement between the Company and its Parent.

      For statutory accounting purposes, the Company received written approval from the State of Ohio Department of Insurance to record guaranty fund assessments as billed and defer the amount on the balance sheet to the extent that they are recoverable through premium tax credits. When the tax credits are realized, the deferred tax assessment is removed from the balance sheet as a charge to premium tax expense. There is no prescribed statutory accounting treatment for these transactions.

      The Company also received written approval to record all taxes, including interest, assessments, settlements and corrections through the Summary of Operations, rather than as a direct charge to shareholder's equity. There is no prescribed accounting treatment for these transactions.

8.    Contingencies:


      The Company is currently a defendant in various lawsuits, which allege improper sales practices by the Company. Recently, a nationwide class was certified in one of these cases. The terms of the class are still uncertain; however, the Company intends to vigorously appeal the certification. At this point in time, management is unable to estimate the potential outcome of the lawsuits.

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Notes to Consolidated Financial Statements (in thousands)
--------------------------------------------------------------------------------

9.    New Accounting Pronouncements:

      In December 1997, the American Institute of Certified Public Accountants issued Statement of Position 97-3 "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." This statement provides guidance on accounting for insurance related assessments and required disclosure information. This statement is effective for fiscal years beginning after December 15, 1998. The Company is in the process of assessing the impact of this pronouncement.

      In March, 1998, the American Institute of Certified Public Accountants issued Statement of Position 98-1 "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." This statement provides guidance on accounting for the costs of computer software developed or obtained for internal use. This statement is effective for fiscal years beginning after December 15, 1998. The Company is in the process of assessing the impact of this pronouncement.


      In June 1998, the Financial Accounting Standards Board Issued Statement of Financial Accounting Standard 133, "Accounting for Derivative Instruments and Hedging Activities". This Statement establishes accounting and reporting standards for derivative instrument, including certain derivative instruments embedded in other contracts and for hedging activities and is effective January 1, 2000 for the Company. The Company is in the process of assessing the impact of this pronouncement.

PART C

ITEM 24 -- FINANCIAL STATEMENTS AND EXHIBITS

(a)      No financial statements are included in Part A.

         The following financial statements are incorporated by reference into Part B:


         WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 2

          (1)  Report of PricewaterhouseCoopers LLP.

          (2)  Statement of Net Assets as of December 31, 1998.

          (3) Statement of Operations and Changes in Net Assets for the years ended December 31, 1998 and 1997.

          (4)  Notes to Financial Statements.


         WESTERN-SOUTHERN LIFE ASSURANCE COMPANY

          (1)  Report of PricewaterhouseCoopers LLP.

          (2)  Consolidated Balance Sheets as of December 31, 1998 and 1997.

          (3) Consolidated Statements of Operations for the years ended December 31, 1998, 1997 and 1996.

          (4) Consolidated Statements of Comprehensive Income for the years ended December 31, 1998, 1997 and 1996.

          (5) Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1998, 1997 and 1996.

          (6) Consolidated Statements of Cash Flows for the years ended December 31, 1998, 1997 and 1996.

          (7)  Notes to Financial Statements.


(b)     Exhibits:

     (1) Resolutions of the Executive Committee of the Board of Directors of Western-Southern Life Assurance Company (the "Company") establishing Western-Southern Life Assurance Company Separate Account 2. (7)

     (2)  Not Applicable.

     (3) (a) Distributor Agreement between the Company (on behalf of Separate Account 2) and Touchstone Securities, Inc. (3)

          (b)  Commission Schedule. (3)

          (c) Specimen General Agency Agreement between Touchstone Securities, Inc. and its dealers. (6)

     (4) (a) Specimen Touchstone Advisor Variable Annuity Contract 9408-5570-WSA. (7)

          (b)  Specimen Endorsement for SIMPLE IRA 9801-5600 WSA END. (6)

          (c)  Specimen Endorsement for IRA 9801-5606 WSA END. (6)

          (d)  Specimen Endorsement for SEP-IRA 9801-5614 WSA END. (6)

          (e)  Specimen Tax Sheltered Annuity Endorsement 9801-5620 WSA END. (7)

          (f)  Specimen Endorsement for Roth IRA 9801-5607 WSA END. (6)

          (g)  Specimen 401 Plan Endorsement 9801-5611 WSA END. (6)

     (5) Specimen Application Form for Touchstone Advisor Variable Annuity Contract DO-11-IFS-VARII-9805. (7)

     (6)  (a) Amended Articles of Incorporation of the Company. (1)

          (b)  Amended Code of Regulations of the Company. (1)

     (7)  Not Applicable.

     (8) (a) Administration Agreement between Investors Bank & Trust Company and Select Advisors Variable Insurance Trust ("VIT"). (2)

          (b) Fund Accounting Agreement between Investors Bank & Trust Company and VIT. (2)

          (c) Custodian Agreement between Investors Bank & Trust Company and VIT. (5)

          (d)  (i) Sponsor Agreement between Touchstone Advisors, Inc. and VIT.
                   (4)

               (ii) Form of Amendment No. 1 to Sponsor Agreement between
                    Touchstone Advisors, Inc. and VIT. (4)

          (e) (i) Fund Participation Agreement between Western-Southern Life Assurance Company and VIT. (4).

               (ii) Form of Amendment No. 1 to Fund Participation Agreement
                    between Western-Southern Life Assurance Company and VIT. (4)

     (9)  Opinion and Consent of Donald J. Wuebbling, Esq. (7)

     (10) Consent of PricewaterhouseCoopers LLP.

     (11) Not Applicable.

     (12) Not Applicable.

     (13) Schedule for Computation of Performance Quotations provided in Registration Statement in response to Item 21. (3)

     (14) Not Applicable.

     (99) Powers of Attorney -- Directors of the Company.

--------------------------------------------------------------------------------

          (1) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission (the "SEC") on April 29, 1996 (File No. 33-79906)

          (2) Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of VIT filed with the SEC on February 28, 1997 (File Nos. 033-76566 and 811-08416)

          (3) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement filed with the SEC on April 30, 1998 (File Nos. 033-79906 and 811-8550)

          (4) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement filed with the SEC on May 1, 1998 (File Nos. 033-76582 and 811-08420)

          (5) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of VIT filed with the SEC on July 30, 1998 (File Nos. 033-76566 and 811-08416)

          (6) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement filed with the SEC on November 5, 1998 (File Nos. 033-76582 and 811-8420)

          (7) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement filed with the SEC on November 5, 1998 (File Nos. 033-79906 and 811-8550)

ITEM 25. -- DIRECTORS AND OFFICERS OF THE DEPOSITOR

        The directors and officers of the Company are listed below. Unless otherwise noted, the principal business address of all persons listed in
        Item 25 is 400 Broadway, Cincinnati, Ohio 45202.

        William J. Williams      Chairman of the Board and Director

        John F. Barrett          Director, Chief Executive Officer and President

        James N. Clark           Director, Executive Vice President, Secretary
                                 and Treasurer

        Dr. J. Harold Kotte                  Director

        Dr. Lawrence C. Hawkins              Director
        Omni-Man, Inc.
        3909 Reading Road
        Cincinnati, Ohio 45229

        Eugene P. Ruehlmann                  Director
        Vorys, Sater, Seymour and Pease
        Suite 2100 Atrium Two
        221 East Fourth Street
        Cincinnati, Ohio 45202

        Thomas L. Williams                   Director
        North American Properties
        212 East Third Street
        Suite 300
        Cincinnati, Ohio 45202

        Donald A. Bliss                      Director
        10892 East Fanfol Lane
        Scottsdale, Arizona 85259


        George H. Walker III                 Director
        Stifel, Nicolaus & Co.
        500 North Broadway
        St. Louis, Missouri 63102

        Rev. James E. Hoff, S.J.             Director
        President
        Xavier University
        3800 Victory Parkway
        Cincinnati, Ohio 45207


        Herbert R. Brown                     Vice President

        James W. Carpenter                   Vice President and Senior Counsel

        Keith T. Clark                       Vice President and Medical Director

        Bryan C. Dunn                        Senior Vice President and Chief
                                             Marketing Officer

        David G. Ennis                       Vice President and Auditor

        Noreen J. Hayes                      Vice President

        Edward S. Heenan                     Vice President and Comptroller

        Dale P. Hennie                       Senior Vice President

        Carroll R. Hutchinson                Senior Vice President

        Donald W. Kaplan                     Vice President and Actuary

        William F. Ledwin                    Senior Vice President and Chief
                                             Investment Officer

        Harold V. Lyons                      Vice President and Actuary

        Nora E. Moushey                      Senior Vice President and Chief
                                             Actuary

        Jill T. McGruder                     Senior Vice President

        J. J. Miller                         Senior Vice President

        Kenneth A. Palmer                    Senior Vice President

        Mario J. San Marco                   Vice President

        Thomas M. Stapleton                  Vice President

        Robert H. Starnes                    Vice President

        Richard K. Taulbee                   Vice President

        Donald J. Wuebbling                  Vice President and General Counsel

        G. H. Schellpeper                    Vice President
        8901 Indian Hills Drive
        Omaha, Nebraska  68144

        James J. Vance                       Treasurer

ITEM 26. -- PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
            WITH THE DEPOSITOR OR REGISTRANT

     The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation

                Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation; 100% owned by WSLIC

                         Courtyard Nursing Care, Inc.; Ohio corporation; 100% owned by WSLAC; ownership and operation of real estate.

                         IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by WSLAC; development and marketing of financial products for distribution through financial institutions.

                                    IFS Systems, Inc.; Delaware corporation;
                                    100% owned by IFS; development, marketing and support of software systems.

                                    IFS Insurance Agency, Inc.; Ohio
                                    corporation; 99% owned by IFS, 1% owned by William F. Ledwin; general insurance agency.

                                    Touchstone Securities, Inc.; Nebraska
                                    corporation; 100% owned by IFS; securities broker-dealer.

                                    Touchstone Advisors, Inc.; Ohio corporation;
                                    100% owned by IFS; registered investment adviser.

                                    IFS Agency Services, Inc.; Pennsylvania
                                    corporation; 100% owned by IFS; general
                                    insurance agency.

                                    IFS Agency, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

                                    IFS General Agency, Inc.; Pennsylvania
                                    corporation; 100% owned by William F.
                                    Ledwin; general insurance agency.

                Seasons Congregate Living, Inc.; Ohio corporation; 100% owned by WSLIC; ownership and operation of real estate.

                Latitudes at the Moors, Inc.; Florida corporation; 100% owned by WSLIC; ownership and operation of real estate.

                WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

                Fort Washington Investment Advisors, Inc.; Ohio corporation; 100% owned by WSLIC; registered investment adviser.

                         Todd Investment Advisors, Inc.; Kentucky corporation, 100% owned by Fort Washington Investment Advisors, Inc.; registered investment adviser.

                Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC; insurance.

                         Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

                                    Colpick, Inc.; Ohio corporation; 100% owned by Colmain Properties, Inc.; acquiring, owning, managing, leasing and selling real estate.

                         CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; holding company.

                                    Capital Analysts Incorporated; Delaware
                                    corporation; 100% owned by CAI Holding
                                    Company; securities broker-dealer and
                                    registered investment advisor.

                                    Capital Analysts Agency, Inc.; Ohio
                                    corporation; 99% owned by Capital Analysts
                                    Incorporated, 1% owned by William F. Ledwin;
                                    general insurance agency.

                                    Capital Analysts Agency, Inc.; Texas
                                    corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency.

                                    Capital Analysts Insurance Agency, Inc.;
                                    Massachusetts corporation; 100% owned by
                                    Capital Analysts Incorporated; general
                                    insurance agency.

                         CLIC Company I; Delaware corporation; 100% owned by Columbus Life Insurance Company; holding company.

                         CLIC Company II; Delaware corporation; 100% owned by Columbus Life Insurance Company; holding company.

                Eagle Properties, Inc.; Ohio corporation; 100% owned by WSLIC; ownership, development and management of real estate.

                         Seasons Management Company; Ohio corporation; 100 % owned by Eagle Properties, Inc.; management of real estate.

                Waslic Company II; Delaware corporation; 100% owned by WSLIC; holding company.

                WestTax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

                Florida Outlet Marts, Inc.; Florida corporation; 100% owned by WSLIC; ownership and operation of real estate.

                AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

                Western-Southern Agency, Inc.; Ohio corporation; 99% owned by WSLIC; 1% owned by William F. Ledwin; general insurance agency.

                Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

                W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

ITEM 27. -- NUMBER OF CONTRACT OWNERS


       As of March 31, 1999, there were 13 owners of Qualified
       Contracts and 25 owners of Non-Qualified Contracts offered pursuant to this Registration Statement.


ITEM 28. -- INDEMNIFICATION

        The Amended Code of Regulations of the Company provides that, to the fullest extent not prohibited by applicable law, the Company shall indemnify each director, officer and employee against any and all costs and expenses (including attorney fees, judgments, fines, penalties, amounts paid in settlement, and other disbursements) actually and reasonably incurred by or imposed upon such director, officer or employee in connection with any action, suit, investigation or proceedings (or any claim or other matter therein), whether civil, criminal, administrative or otherwise in nature, including any settlements thereof of any appeals therein, with respect to which such director, officer or employee is named or otherwise becomes or is threatened to be made a party by reason of being or at any time having been a director, officer or employee of the Company, or, at the direction or request of the Company, a director, trustee, officer, administrator, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture or other entity or enterprise including any employee benefit plan; provided, however, that no person shall be indemnified to the extent, if any, that the directors of the Company, acting at a meeting at which a quorum of directors who are not parties to or threatened with any such action, suit, investigation or proceeding, determine that such indemnification is contrary to applicable law.

        Any director of the Company who is a party to or threatened with any such action, suit, investigation or proceeding shall not be qualified to vote; and if for this reason a quorum of directors, who are not disqualified from voting by reason of being parties to or threatened with such action, suit, investigation or proceeding, cannot be obtained, such determination shall be made by three attorneys at law, who have not theretofore represented the Company in any matter and who shall be selected by all of the officers and directors of the Company who are not parties to or threatened with any such action, suit, investigation or proceeding. If there are no officers or directors who are qualified to make such selection, the selection shall be made by a Judge of the Court of Common Pleas of Hamilton County, Ohio. Such indemnification shall not be deemed exclusive of any other right to which such director, officer or employee may be entitled under the Company's articles of incorporation, code of regulations, any agreement, any insurance purchased by the Company, vote of shareholders or otherwise.

        The Board of Directors of the Company also may, in its discretion, secure and maintain insurance policies against any liability asserted against and incurred by any of the Company's directors, officers or employees.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 29. -- PRINCIPAL UNDERWRITERS

        (a) Touchstone Securities, Inc. ("Touchstone") acts as distributor for Contracts issued under Western-Southern Life Assurance Company Separate Accounts 1 and 2 and as distributor for the shares of several series (Funds) of Touchstone Series Trust (formerly Select Advisors Trust A), each of which is affiliated with the Depositor.

        (b) Set forth below are the names, principal business addresses and positions of each director and officer of Touchstone Securities.

                 NAME                                  POSITION/OFFICE WITH
                                                       TOUCHSTONE SECURITIES

                 James N. Clark                        Director
                 400 Broadway
                 Cincinnati, Ohio 45202

                 Jill T. McGruder                      Director, Chief Executive
                 311 Pike Street                       Officer and President
                 Cincinnati, Ohio 45202

                 Edward S. Heenan                      Director and Controller
                 400 Broadway
                 Cincinnati, Ohio 45202

                 William F. Ledwin                     Director
                 400 Broadway
                 Cincinnati, Ohio 45202

                 Donald J. Wuebbling                   Director
                 400 Broadway
                 Cincinnati, Ohio 45202

                 Richard K. Taulbee                    Vice President
                 400 Broadway
                 Cincinnati, Ohio 45202

                 Carl A. Ramsey                        Vice President
                 8901 Indian Hills Drive
                 Omaha, Nebraska 68114

                 E. Duane Clay                         Vice President
                 8901 Indian Hills Drive
                 Omaha, Nebraska 68114

                 Robert F. Morand                      Secretary
                 400 Broadway
                 Cincinnati, Ohio 45202

                 Patricia Wilson                       Chief Compliance Officer
                 311 Pike Street
                 Cincinnati, Ohio 45202

        (c) The following table sets forth information about all commissions and compensation received by the principal underwriter, Touchstone Securities, Inc.

                  Net Underwriting Discounts and     Compensation on     Brokerage Commissions      Compensation
                           Commissions                 Redemptions
                 --------------------------------- --------------------- ---------------------- ---------------------


                           $1,437,628                   $ -0-                  $ -0-                 $ -0-


ITEM 30. -- LOCATION OF ACCOUNTS AND RECORDS

         Accounts, books and other documents required to be maintained by
         Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Company at 400 Broadway, Cincinnati, Ohio 45202.

ITEM 31. -- MANAGEMENT SERVICES

         Not Applicable.

ITEM 32. -- UNDERTAKINGS

         Registrant undertakes to:

         (a) file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted;

         (b) include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request directed to the address or telephone number contained in the Prospectus.

         Registrant represents that it is relying upon a "no-action" letter issued to the American Council of Life Insurance concerning that conflict between the redeemability requirements of sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 and the limits on the redeemability of variable annuities imposed by Section 403(b)(11) of the Internal Revenue Code. The Registrant has included disclosure concerning the 403(b)(11) restrictions in its prospectus and sales literature, and established a procedure whereby each plan participant will sign a statement acknowledging these restrictions before a Contract is issued. Sales representatives have been instructed to bring the restrictions to the attention of potential plan participants.

         Registrant represents that it is relying upon Rule 6c-7 promulgated under the Investment Company Act of 1940, as amended, with respect to offering variable annuity contracts to participants in the Texas Optional Retirement Program ("Program") and that it has complied with or will comply with the provisions of paragraphs (a)-(d) of Rule 6c-7. Registrant has included appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program. Registrant will (1) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of annuity contracts to Program participants, (2) instruct sales representatives who solicit Program participants to purchase annuity contracts specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants, and (3) obtain from each Program participant who purchases an annuity contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

         Pursuant to Section 26(e) of the Investment Company Act of 1940, as amended, Western-Southern Life Assurance Company represents that, with respect to the Contracts registered with the Commission by this Registration Statement, as it may be amended, and offered by the Prospectus included in this Registration Statement, all fees and charges imposed for any purpose and in any manner and deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Western-Southern Life Assurance Company.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, on behalf of itself and the Registrant, certifies that the Registrant meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to Registrant's Registration Statement and has duly caused this Post-Effective Amendment No. 9 to Registrant's Registration Statement under the Securities Act of 1933 (Touchstone Advisor Variable Annuity Contract) and Amendment No. 10 to Registrant's Registration Statement under the Investment Company Act of 1940 to be signed on its behalf, in the City of Cincinnati and State of Ohio on the 27th day of April, 1999.


                                                 WESTERN-SOUTHERN LIFE ASSURANCE
                                                      COMPANY SEPARATE ACCOUNT 2

                                                   By      WESTERN-SOUTHERN LIFE
                                                               ASSURANCE COMPANY

                                                   By       /S/ EDWARD S. HEENAN
                                                               Edward S. Heenan,
                                                   Vice President and Controller

         As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated below.

PRINCIPAL EXECUTIVE OFFICER:

/S/ JOHN F. BARRET                                            April 27th, 1999
------------------
John F. Barrett,
President, Director and
Chief Executive Officer


PRINCIPAL FINANCIAL OFFICER:

JAMES J. VANCE                                                April 27th, 1999
James J. Vance,
Treasurer

DIRECTORS:

DONALD A. BLISS
JAMES N. CLARK
LAWRENCE C. HAWKINS
JAMES E. HOFF, S.J.            By   /s/ Edward S. Heenan
J. HAROLD KOTTE                         Edward S. Heenan
EUGENE P. RUEHLMANN                     as attorney-in fact gor each Director
GEORGE H. WALKER
THOMAS L. WILLIAMS                      April 27th, 1999
WILLIAM J. WILLIAMS

EXHIBIT              DESCRIPTION                                          PAGE

10                   Consent of PricewaterhouseCoopers LLP                 110

99                   Powers of Attorney - Directors of the Company         111